UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd             Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 03/31/2015

Item 1 – Report to Stockholders

MARCH 31, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock FundsSM

„   BlackRock Money Market Portfolio

„   BlackRock U.S. Treasury Money Market Portfolio

„   BlackRock Municipal Money Market Portfolio

„   BlackRock New Jersey Municipal Money Market Portfolio

„   BlackRock North Carolina Municipal Money Market Portfolio

„   BlackRock Ohio Municipal Money Market Portfolio

„   BlackRock Pennsylvania Municipal Money Market Portfolio

„   BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	MARCH 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility has remained low from a long-term perspective, but increased over the course of 2014 amid higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market. Geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile in the middle of the summer, stoking worries about economic growth outside the United States. As the U.S. economy continued to show steady improvement, the stronger data caused concern among investors that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted in the fourth quarter due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became relatively attractive as compared to international sovereign debt.

Equity markets reversed in the first quarter of 2015 and U.S. stocks underperformed international markets, notably Europe and Japan, but also emerging markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. Meanwhile, economic reports in Europe and Asia easily beat investors’ very low expectations for those economies, and accommodative policies from global central banks helped international equities rebound. The ECB’s asset purchase program (announced in January and commenced in March) was the largest in scale and effect on the markets. Overall, market volatility decreased in the first quarter as global risks abated, with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the Eurozone.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.93%	12.73%
U.S. small cap equities (Russell 2000® Index)	14.46	8.21
International equities (MSCI Europe, Australasia, Far East Index)	1.13	(0.92)
Emerging market equities (MSCI Emerging Markets Index)	(2.37)	0.44
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	6.25	9.88
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	3.43	5.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.29	6.60
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.50	2.00

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2015

The Federal Open Market Committee (“FOMC”) maintained the federal funds rate in the target range of 0.00% to 0.25% during the 12-month period ended March 31, 2015. The FOMC’s statement at the conclusion of the March 18th meeting read “that an increase in the target range for the federal funds rate remains unlikely at the April Committee meeting,” but the FOMC “anticipates that it will be appropriate to raise the target range when it sees further improvement in the labor market.” This language marked a departure from previous statements in which the FOMC said “it can be patient in beginning to normalize the stance of monetary policy.” The removal of the word “patient” was viewed by the market as a small but meaningful step toward the beginning of higher rates. However, anticipation of a pending rate increase was tempered by the FOMC’s assessment of the U.S. economy. They acknowledged that “economic growth has moderated somewhat.” Additionally, the FOMC issued new forecasts at the March 18th meeting including a slightly lower outlook for 2015 and 2016 gross domestic product (GDP), reduced inflation forecasts and a revised prediction for the unemployment rate falling further than thought a few months ago. Officials also slashed their median estimate for the federal funds rate, the key overnight lending rate, to 0.625% for the end of 2015 from the 1.125% estimated in December 2014.

Chairwoman Yellen followed the release of the statement with a scheduled press conference in which she further clarified the FOMC’s views. On the topic of the change in language, she stated that “just because we removed the word ‘patient’ from the statement doesn’t mean we’re going to be impatient.” Ms. Yellen further stressed that there had been no firm decision on the timing of a first rate hike. Regarding the FOMC’s lower GDP forecasts, Ms. Yellen stated that she continues to view the U.S. economy as growing moderately and continued to characterize inflation weakness as transitory. She explained that there is “no simple answer” for when to raise rates, noting that the FOMC should be neither premature nor behind the curve in its decision.

In the eurozone, slow economic growth combined with falling inflation measures compelled the European Central Bank (“ECB”) to cut its key rates by 0.10% in July, and an additional 0.10% in September, boldly taking the deposit rate to a negative 0.20%. In late 2014, the central bank implemented an asset purchase program focused on asset-backed securities and covered bonds. In January 2015, the ECB announced a larger-than-expected bond-buying program, which ECB President Mario Draghi referred to as the final part of a set of policies that include buying €1.1 trillion of government bonds, European institutional debt and private sector assets between March 2015 and September 2016. The ECB improved its prediction for economic growth this year to 1.5%, up from 1% previously, and anticipated that low negative inflation would persist in the months ahead before prices begin to rise in late 2015, with 1.8% inflation in 2017.

London Interbank Offered Rates (“LIBOR”) moved slightly higher over the period amid speculation of a possible Fed rate hike by mid-2015. The benchmark three-month LIBOR ended the period at 0.27%, which is four basis points higher than it was 12 months ago.

In the short-term tax-exempt market, conditions remained stable with strong demand and low supply. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data), ranged between a high of 0.12% and a historical low of 0.02%, averaging just 0.05% for the period. VRDN new issuance was light as municipal issuers focused on issuing longer-term bonds at attractive low yield levels. As monetary policy continued to be accommodative, VRDN demand remained well supported by the desire among market participants to remain defensive heading into an eventual rising rate environment. As a result, dealer VRDN inventory remained at manageable levels, keeping rates in check.

In 2014, tax-exempt money funds experienced seasonal outflows in April, which is a trend driven by shareholders redeeming shares to pay their federal and state income tax bills. “Note season” began in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given their continued improvement in fiscal health, municipal issuers’ need for short-term borrowing declined year-over-year, causing a lower supply of one-year fixed-rate notes in the municipal market, which kept rates low. Additionally, high-quality notes continued to see aggressive bidding from longer-term mutual fund groups seeking to position more defensively by shortening their portfolio durations. One-year municipal note yields ended the period at 0.19%, up just four basis points for the year. (Data source: Thomson Municipal Market Data.) Generally speaking, municipal money market funds seek to take advantage of note season to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of VRDN credit enhancement. Recently, municipal money fund investors have become more selective and one-year securities and maturities beyond six months have experienced spread widening given the current low levels and the growing anticipation of a short-term rate hike. As a change to the FOMC’s monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, the desire to remain defensive is strong and we expect one-year yields to continue to move higher. Thus, issuers will soon need to offer greater yield premiums to entice buyers to extend out to the full-year maturity, which creates a steepening bias on the short-term municipal yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2015

Fund Information as of March 31, 2015

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	43%
Certificates of Deposit	28
Time Deposits	8
U.S. Treasury Obligations	7
Repurchase Agreements	6
Closed-End Investment Companies	2
U.S. Government Sponsored Agency Obligations	2
Corporate Notes	2
Municipal Bonds	2

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	63%
Repurchase Agreements	40
Liabilities in Excess of Other Assets	(3)

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	61%
Fixed Rate Notes	22
Closed-End Investment Companies	11
Commercial Paper	5
Municipal Put Bonds	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2015	5

Fund Information (continued) as of March 31, 2015

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	43%
Fixed Rate Notes	23
Closed-End Investment Companies	4
Other Assets Less Liabilities	30

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Fixed Rate Notes	52%
Variable Rate Demand Notes	24
Other Assets Less Liabilities	24

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	64%
Fixed Rate Notes	34
Closed-End Investment Companies	1
Other Assets Less Liabilities	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	MARCH 31, 2015

Fund Information (concluded) as of March 31, 2015

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	67%
Fixed Rate Notes	24
Closed-End Investment Companies	4
Commercial Paper	4
Other Assets Less Liabilities	1

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	57%
Fixed Rate Notes	32
Municipal Put Bonds	1
Other Assets Less Liabilities	10

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2015	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2014 and held through March 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%
Service	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%
Investor A	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.83	$1.11	0.22%
Investor B	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%
Investor C	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Service	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Investor A	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.38	$0.56	0.11%
Service	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.38	$0.56	0.11%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.38	$0.56	0.11%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.28	$0.66	0.13%
Service	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Investor A	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.28	$0.66	0.13%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%
Service	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%
Investor A	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

8	BLACKROCK FUNDS	MARCH 31, 2015

Disclosure of Expenses

Expense Example (concluded)
	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Service	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Investor A	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%
Service	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%
Investor A	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.53	$0.40	0.08%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.43	$0.50	0.10%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK FUNDS	MARCH 31, 2015	9

Schedule of Investments March 31, 2015	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.8%
Bank of America N.A., 0.26%, 5/26/15	$7,000	$7,000,000
Citibank N.A., 0.25%, 5/11/15	12,000	12,000,000
State Street Bank & Trust Co.:
0.31%, 10/01/15 (a)	6,500	6,500,000
0.31%, 10/23/15 (a)	10,000	10,000,000
Wells Fargo Bank N.A.:
0.29%, 9/08/15 (a)	8,000	8,000,000
0.30%, 11/19/15 (a)	7,000	7,000,000
0.28%, 11/30/15 (a)	10,000	10,000,000
0.29%, 12/08/15 (a)	4,000	4,000,000
0.32%, 4/01/16 (a)	15,000	15,000,000

		79,500,000
Yankee (b) — 22.6%
Bank of Montreal, Chicago:
0.24%, 4/06/15	9,650	9,650,000
0.26%, 4/09/15 (a)	10,000	10,000,000
0.27%, 7/07/15	13,000	13,000,000
Bank of Nova Scotia, Houston:
0.24%, 8/04/15 (a)	10,000	10,000,000
0.26%, 10/07/15 (a)	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 8/04/15	10,023	10,023,000
Canadian Imperial Bank of Commerce, New York:
0.33%, 6/01/15 (a)	15,500	15,500,000
0.25%, 6/17/15 (a)	7,000	7,000,000
0.26%, 8/21/15 (a)	8,000	7,999,844
0.28%, 1/26/16 (a)	8,000	8,000,000
Credit Agricole CIB, New York, 0.25%, 6/02/15	15,000	15,000,000
Credit Industriel et Commercial, New York:
0.30%, 4/16/15	10,000	10,000,000
0.39%, 9/03/15	15,000	15,000,000
Credit Suisse Group A.G., New York, 0.29%, 6/15/15	10,000	10,000,000
HSBC Bank PLC, New York, 0.25%, 8/05/15 (a)(c)	10,000	10,000,000
National Bank of Canada, New York:
0.36%, 6/09/15 (a)	6,000	6,000,000
0.28%, 9/18/15 (a)	11,000	11,000,000
0.31%, 12/24/15 (a)	6,000	6,000,000
Natixis S.A., New York, 0.28%, 5/05/15	11,000	11,000,000
Norinchukin Bank, New York:
0.26%, 6/05/15	9,500	9,500,000
0.31%, 7/16/15 (a)	8,500	8,500,000
Rabobank Nederland N.V., New York:
0.30%, 4/14/15	5,000	5,000,000
0.27%, 8/18/15	6,500	6,500,000
0.31%, 9/16/15 (a)	10,000	10,000,000
0.27%, 11/04/15 (a)	15,000	15,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Royal Bank of Canada, New York:
0.27%, 10/14/15 (a)	$5,000	$5,000,000
0.27%, 11/10/15 (a)	5,000	5,000,000
Toronto Dominion Bank, New York:
0.25%, 6/10/15	6,000	6,000,000
0.26%, 9/04/15 (a)	12,000	12,000,000
0.28%, 2/25/16 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.26%, 8/26/15 (a)	4,000	4,000,000
0.27%, 10/30/15 (a)	15,000	15,000,000

		311,672,844
Total Certificates of Deposit — 28.4%		391,172,844

Commercial Paper
Antalis US Funding Corp.:
0.14%, 4/01/15 (d)	6,280	6,280,000
0.12%, 4/02/15 (c)(d)	20,000	19,999,933
ANZ New Zealand International Ltd.:
0.26%, 6/04/15 (a)	8,000	8,000,000
0.30%, 9/08/15 (a)	7,000	7,000,000
Australia and New Zealand Banking, 0.26%, 10/27/15 (a)	15,000	14,998,676
Bank of Nova Scotia, 0.27%, 5/15/15 (d)	12,000	11,996,040
Bedford Row Funding Corp.:
0.33%, 9/22/15 (d)	4,800	4,792,344
0.30%, 11/20/15 (a)	10,000	10,000,000
Chariot Funding LLC, 0.27%, 8/04/15 (d)	5,000	4,995,313
Charta LLC:
0.25%, 5/12/15 (d)	2,000	1,999,431
0.29%, 6/25/15 (d)	7,000	6,995,207
0.28%, 8/10/15 (d)	15,000	14,984,717
Collateralized Commercial Paper Co. LLC:
0.30%, 5/15/15 (d)	8,000	7,997,067
0.30%, 7/01/15 (d)	9,750	9,742,606
Collateralized Commercial Paper II Co. LLC:
0.40%, 7/07/15 (d)	14,000	13,984,911
0.28%, 8/21/15 (d)	10,000	9,988,956
0.40%, 9/08/15 (d)	8,000	7,985,778
Commonwealth Bank of Australia:
0.25%, 4/23/15 (a)	15,000	14,999,954
0.26%, 10/21/15 (a)(c)	10,000	10,000,000
CRC Funding LLC, 0.31%, 9/21/15 (d)	8,000	7,988,082
DnB NOR Bank ASA, 0.31%, 8/21/15 (d)	8,735	8,724,319
Duke Energy Corp., 0.56%, 4/06/15 (d)	5,000	4,999,611
Erste Abwicklungsanstalt, 0.25%, 7/08/15 (d)	12,000	11,991,833

Portfolio Abbreviations
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Corp.	MB	Municipal Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds	MRB	Mortgage Revenue Bonds	TAN	Tax Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority	PCRB	Pollution Control Revenue Bonds	TECP	Tax Exempt Commercial Paper
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	IDA	Industrial Development Authority	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
		IDRB	Industrial Development Revenue Bonds	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
		LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Fairway Finance Co. LLC:
0.21%, 4/24/15 (a)	$9,250	$9,250,000
0.26%, 7/01/15 (d)	11,486	11,478,451
Fortis Funding LLC, 0.09%, 4/01/15 (d)	50,000	50,000,000
General Electric Capital Corp.:
0.22%, 6/04/15 (d)	2,000	1,999,218
0.24%, 6/11/15 (d)	10,000	9,995,267
HSBC Bank PLC:
0.25%, 5/08/15 (a)	10,000	10,000,000
0.27%, 10/16/15 (a)	8,500	8,500,000
0.26%, 10/23/15 (a)(c)	10,000	10,000,000
0.28%, 11/19/15 (a)	10,000	10,000,000
Hyundai Capital America, 0.53%, 4/07/15 (c)(d)	5,000	4,999,558
Jupiter Securitization Co. LLC, 0.27%, 7/07/15 (d)	15,000	14,989,087
Macquarie Bank Ltd., 0.33%, 6/10/15 (d)	5,000	4,996,792
Mitsubishi UFJ Trust and Banking Corp., 0.32%, 8/14/15 (d)	14,500	14,482,600
Mont Blanc Capital Corp., 0.26%, 5/08/15 (d)	7,000	6,998,129
National Australia Bank Ltd., 0.26%, 11/05/15 (a)	11,000	11,000,000
National Australia Funding Delaware, Inc.:
0.26%, 8/11/15 (a)(c)	10,000	10,000,000
0.27%, 8/27/15 (a)	8,250	8,250,000
Nederlandse Waterschapsbank N.V.:
0.25%, 7/09/15 (a)	3,000	3,000,000
0.25%, 10/01/15 (a)	13,500	13,500,000
Nordea Bank AB, 0.28%, 8/24/15 (d)	13,500	13,485,047
NRW.Bank:
0.08%, 4/01/15 (d)	25,000	25,000,000
0.08%, 4/07/15 (d)	15,000	14,999,800
Old Line Funding LLC:
0.27%, 7/06/15 (d)	15,750	15,738,660
0.27%, 7/17/15 (d)	8,000	7,993,580
Skandinaviska Enskilda Bank AB, 0.27%, 8/07/15 (d)	10,000	9,990,400
State Street Corp., 0.23%, 6/08/15 (d)	6,000	5,997,393
Sumitomo Mitsui Banking Corp.:
0.24%, 6/22/15 (d)	5,000	4,997,267
0.27%, 7/06/15 (d)	12,500	12,491,000
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(d)	10,000	9,992,417
Thunder Bay Funding LLC, 0.27%, 8/03/15 (d)	15,000	14,986,050
Westpac Banking Corp.:
0.26%, 4/10/15 (a)(c)	5,000	5,000,000
0.27%, 7/20/15 (d)	5,645	5,640,343
0.27%, 7/21/15 (d)	5,000	4,995,837
Westpac Trust Securities New Zealand Ltd.:
0.27%, 7/15/15 (d)	5,000	4,996,062
0.29%, 8/13/15 (a)(c)	7,500	7,500,000
Total Commercial Paper — 43.3%		597,687,736

Corporate Notes
MetLife Global Funding, Inc. I, 1.70%, 6/29/15 (c)	8,000	8,026,493
Royal Bank of Canada, 0.55%, 5/01/15	8,000	8,001,972
Svenska Handelsbanken AB, 0.33%, 9/15/15 (a)(c)	10,900	10,900,000
Total Corporate Notes — 2.0%		26,928,465

Municipal Bonds (e)	Par (000)	Value
Miami-Dade County IDRB (Miami Stadium Project) Series 2007 VRDN (TD Bank N.A. LOC), 0.12%, 4/07/15	$2,500	$2,500,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.22%, 4/07/15 (c)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 4/07/15	14,800	14,800,000
Total Municipal Bonds — 1.7%		23,300,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 4/01/15	30,000	30,000,000
Credit Agricole Corporate & Invest, 0.05%, 4/01/15	18,104	18,104,000
ING Bank N.V. (Amsterdam Branch), 0.14%, 4/02/15	14,000	14,000,000
Natixis S.A., 0.05%, 4/01/15	40,000	40,000,000
Total Time Deposits — 7.4%		102,104,000

Closed-End Investment Companies (c)(e)
California — 1.7%
Nuveen California Dividend Advantage Municipal Fund Series 2014-4 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 4/07/15	10,000	10,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 4/07/15	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 4/07/15	10,000	10,000,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 4/07/15	7,600	7,600,000
Total Closed-End Investment Companies — 2.2%		30,600,000

U.S. Government Sponsored Agency Obligations — 2.2%
Federal Home Loan Bank Discount Notes, 0.04%, 4/01/15 (d)	30,000	30,000,000
U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.02%, 4/02/15	18,000	17,999,990
0.02%, 4/30/15	35,000	34,999,337
0.12%, 6/25/15	10,000	9,997,155
U.S. Treasury Notes:
0.38%, 4/15/15	12,000	12,001,423
0.09%, 10/31/16 (a)	16,195	16,195,018
Total U.S. Treasury Obligations — 6.6%		91,192,923

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (e)	$26,261	$26,261,000

(Purchased on 11/10/14 to be repurchased at $26,326,079, collateralized by corporate/debt obligation, 0.00% due 9/28/52, aggregate original par and fair value of $72,185,000 and $31,514,454, respectively)

Credit Suisse Securities (USA) LLC, 0.31%, 4/06/15 (Purchased on 2/05/15 to be repurchased at $4,502,325, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.50% due from 3/15/22 to 3/15/45, aggregate original par and fair value of $51,893,049 and $4,995,145, respectively)	4,500	4,500,000
Credit Suisse Securities (USA) LLC, 0.63%, 5/05/15 (e) (Purchased on 2/09/15 to be repurchased at $4,005,950, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 8/25/23 to 12/25/39, aggregate original par and fair value of $71,844,726 and $4,280,314, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $40,789,913)		34,761,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $5,801,019, collateralized by U.S. Treasury Bond, 0.50% due at 3/31/17, aggregate original par and fair value of $5,928,600 and $5,917,039, respectively)	5,801	5,801,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $5,917,039)		5,801,000
Mizuho Securities USA, Inc., 1.11%, 5/02/15 (e) (Purchased on 3/04/13 to be repurchased at $15,364,913, collateralized by various U.S. government sponsored agency obligations, 5.88% to 7.20% due from 5/25/36 to 3/25/37, aggregate original par and fair value of $454,436,187 and $16,050,000, respectively)	15,000	15,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.25%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $20,000,139, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.92% due from 12/25/43 to 1/20/44, aggregate original par and fair value of $76,882,785 and $21,400,001, respectively)	$20,000	$20,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $37,450,001)		35,000,000
Wells Fargo Securities, LLC, 0.48%, 4/10/15 (Purchased on 1/12/15 to be repurchased at $8,009,387, collateralized by various corporate/debt obligations, 0.71% to 8.38% due from 3/22/16 to 8/01/66, aggregate original par and fair value of $7,616,541 and $8,400,000, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.42%, 5/06/15 (Purchased on 2/04/15 to be repurchased at $4,004,247, collateralized by various corporate/debt obligations, 4.30% to 6.75% due from 6/01/16 to 3/15/45, aggregate original par and fair value of $3,885,012 and $4,200,001, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,600,001)		12,000,000
Total Repurchase Agreements — 6.3%		87,562,000
Total Investments (Cost — $1,380,547,968*) — 100.1%		1,380,547,968
Liabilities in Excess of Other Assets — (0.1)%		(880,037)

Net Assets — 100.0%		$1,379,667,931

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,380,547,968	—	$1,380,547,968

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $1,223 is categorized as
Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	13

Schedule of Investments March 31, 2015	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.04% - 0.13%, 4/02/15	$9,500	$9,499,979
0.06%, 5/07/15	7,000	6,999,608
0.06%, 5/14/15	10,000	9,999,283
0.07%, 5/21/15	5,000	4,999,528
0.07%, 5/28/15	6,000	5,999,335
0.11%, 6/18/15	10,000	9,997,644
0.13%, 7/02/15	5,000	4,998,339
0.13%, 7/09/15	12,000	11,995,875
0.09%, 7/16/15	5,000	4,998,719
0.08%, 7/23/15	10,000	9,997,567
0.09%, 8/13/15	10,000	9,996,650
0.07%, 8/20/15	5,000	4,998,610
0.10%, 9/24/15	5,000	4,997,531
0.14%, 10/01/15	12,520	12,511,455
U.S. Treasury Notes:
0.06%, 8/27/15	7,000	6,998,129
0.13%, 4/30/15	5,000	5,000,118
0.25%, 5/15/15	10,000	10,001,999
2.13%, 5/31/15	5,875	5,894,732
0.25%, 7/15/15	6,000	6,003,037
0.25% - 1.75%, 7/31/15	12,000	12,031,772
1.25%, 8/31/15	4,025	4,043,453
0.25%, 10/31/15	1,448	1,448,544
0.08%, 1/31/16 (b)	3,810	3,809,226
0.10%, 4/30/16 (b)	7,580	7,580,008
0.10%, 7/31/16 (b)	6,959	6,961,107
0.09%, 10/31/16 (b)	10,456	10,453,104
0.12%, 1/31/17 (b)	4,174	4,174,123
Total U.S. Treasury Obligations — 62.8%		196,389,475

Repurchase Agreements
Barclays Capital, Inc., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $10,000,028, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/22 to 8/15/35, aggregate original par and fair value of $12,925,587 and $10,200,000, respectively)	10,000	10,000,000
Total Value of Barclays Capital, Inc. (collateral value of $10,200,000)		10,000,000
BNP Paribas Securities Corp., 0.06%, 4/02/15 (Purchased on 3/27/15 to be repurchased at $8,300,083, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 4/15/15 to 2/15/31, aggregate original par and fair value of $8,226,301 and $8,466,087, respectively)	8,300	8,300,000
BNP Paribas Securities Corp., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $11,000,031, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 6/30/16 to 11/15/39, aggregate original par and fair value of $15,494,800 and $11,220,081, respectively)	11,000	11,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $19,686,168)		19,300,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.09%, 4/07/15 (Purchased on 3/31/15 to be repurchased at $6,000,105, collateralized by U.S. Treasury obligation, 1.50% due at 2/28/19, aggregate original par and fair value of $6,049,030 and $6,120,001, respectively)	$6,000	$6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,001)		6,000,000
HSBC Securities (USA), Inc., 0.10%, 4/01/15 (c) (Purchased on 1/27/14 to be repurchased at $20,023,833, collateralized by various U.S. Treasury obligations, 0.13% to 1.38% due from 4/30/15 to 9/30/18, aggregate original par and fair value of $20,371,000 and $20,403,011, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,403,011)		20,000,000
J.P. Morgan Securities LLC, 0.11%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $10,000,031, collateralized by U.S. Treasury obligation, 1.63% due at 7/31/19, aggregate original par and fair value of $10,045,000 and $10,202,691, respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $10,202,691)		10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $25,011,083, collateralized by U.S. Treasury obligation, 0.38% due at 3/15/16, aggregate original par and fair value of $25,487,200 and $25,511,261, respectively)	25,011	25,011,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $25,511,261)		25,011,000
Morgan Stanley & Co. LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $15,000,042, collateralized by various U.S. Treasury obligations, 0.00% due from 4/09/15 to 11/12/15, aggregate original par and fair value of $15,312,100 and $15,300,010, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,010)		15,000,000
RBC Capital Markets LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $10,000,028, collateralized by various U.S. Treasury obligations, 0.00% to 6.13% due from 8/15/29 to 8/15/43, aggregate original par and fair value of $8,450,700 and $10,200,077, respectively)	10,000	10,000,000
Total Value of RBC Capital Markets LLC (collateral value of $10,200,077)		10,000,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.14%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $7,000,027, collateralized by U.S. Treasury obligation, 2.13% due at 12/31/15, aggregate original par and fair value of $7,004,500 and $7,140,010, respectively)	$7,000	$7,000,000
Total Value of SG Americas Securities LLC (collateral value of $7,140,010)		7,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.11%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $4,500,014, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 11/15/39 to 2/15/44, aggregate original par and fair value of $3,996,300 and $4,590,053, respectively)	$4,500	$4,500,000
Total Value of TD Securities (USA) LLC (collateral value of $4,590,053)		4,500,000
Total Repurchase Agreements — 40.6%		126,811,000
Total Investments (Cost — $323,200,475*) — 103.4%		323,200,475
Liabilities in Excess of Other Assets — (3.4)%		(10,539,970)

Net Assets — 100.0%		$312,660,505

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$323,200,475	—	$323,200,475

[1]	See above Schedule of Investments for values in each security type.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	15

Schedule of Investments March 31, 2015	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.04%, 4/07/15 (a)	$200	$200,000
Alaska — 0.3%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	200	203,191
Arizona — 2.7%
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	220	221,397
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.03%, 4/07/15 (a)	100	100,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.03%, 4/07/15 (a)	1,800	1,800,000
Tempe GO Series 2014A MB, 3.00%, 7/01/15	150	151,021

		2,272,418
Arkansas — 0.7%
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	500	500,966
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	100	100,301

		601,267
California — 1.8%
California Health Facilities Financing Authority RB (Lucile Packard Children’s Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.05%, 4/07/15 (a)(b)(c)	830	830,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (Chase Bank N.A. Liquidity Facility), 0.10%, 4/07/15 (a)(b)(c)	500	500,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	100	100,227
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	100	100,326

		1,530,553
Connecticut — 0.0%
Connecticut GO Series 2006A MB (AGM Insurance), 4.00%, 5/01/15	10	10,031
District of Columbia — 1.0%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (a)	200	200,000
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.04%, 4/07/15 (a)(b)(c)	600	600,000

		800,000
Florida — 3.2%
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 4/07/15 (a)	1,700	1,700,000
Sarasota County Public Hospital District RB (Sarasota Memorial Hospital Project) Series 2008 VRDN (Northern Trust Co. LOC), 0.01%, 4/01/15 (a)	1,000	1,000,000

		2,700,000

Municipal Bonds	Par (000)	Value
Georgia — 1.7%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	$500	$514,573
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.12%, 4/07/15 (a)	410	410,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	515	521,149

		1,445,722
Illinois — 5.8%
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.33%, 4/07/15 (a)(b)(c)	550	550,000
Chicago Waterworks RB Sub-Series 2004-3 VRDN (State Street Bank & Trust Co. LOC), 0.02%, 4/07/15 (a)	400	400,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 4/07/15 (a)	910	910,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.03%, 4/07/15 (a)(b)(c)	3,000	3,000,000

		4,860,000
Indiana — 3.6%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.04%, 4/07/15 (a)	3,000	3,000,000
Iowa — 7.0%
Davenport GO Series 2013A MB, 2.00%, 6/01/15	700	702,173
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	700	704,465
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.12%, 4/07/15 (a)	4,200	4,200,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 4/01/15 (a)	300	300,000

		5,906,638
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	200	200,445
Kentucky — 0.1%
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	100	100,429
Louisiana — 0.6%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.01%, 4/01/15 (a)	500	500,000
Maryland — 1.4%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/07/15 (a)	875	875,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Montgomery County GO (Consolidated Public Improvement Project) Series 2007A MB, 5.00%, 5/01/15	$275	$276,123

		1,151,123
Massachusetts — 3.1%
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.05%, 4/07/15 (a)(b)(c)	1,920	1,920,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (a)	500	500,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	190	190,353

		2,610,353
Michigan — 3.2%
Michigan HDA RB (Rental Housing Revenue Project) Series 2014A MB, 0.25%, 4/01/15	200	200,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.05%, 4/01/15 (a)	1,445	1,445,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.12%, 4/07/15 (a)	500	500,000
Michigan Trunk Line RB Series 2015B MB (AGM Insurance), 5.00%, 9/01/15	25	25,476
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 4/01/15 (a)	505	505,000

		2,675,476
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	100	100,000
Mississippi — 2.3%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN, 0.01%, 4/01/15 (a)	1,900	1,900,000
Nevada — 1.2%
Clark County Passenger Facilities Charge RB (Las Vega McCarran International Project) Series 2008A MB, 5.00%, 7/01/15	530	536,320
Nevada Unemployment Compensation Fund RB Series 2013 MB, 4.00%, 6/01/15	430	432,731

		969,051
New Jersey — 5.0%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	140	140,362
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	100	100,270
Cranford Township GO Series 2014 BAN, 1.00%, 5/22/15	205	205,177
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	180	180,462
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	130	130,733
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	140	140,502
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	100	100,381

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	$310	$310,734
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15	700	700,000
Little Falls Township GO Series 2015 BAN, 1.00%, 8/28/15	200	200,543
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	200	200,388
Margate GO Series 2014 BAN, 1.00%, 7/20/15	290	290,513
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	500	500,649
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	170	170,158
Middlesex GO Series 2014 BAN, 1.00%, 7/17/15	100	100,176
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	100	100,038
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	100	100,556
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15 (d)	100	100,369
Union Township GO Series 2014 BAN, 1.00%, 6/02/15	300	300,289
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	160	160,862

		4,233,162
New Mexico — 0.1%
New Mexico Severance Tax Permanent Fund RB Series 2009A MB, 5.00%, 7/01/15	100	101,224
New York — 2.5%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	210	210,306
Central Islip Union Free School District GO Series 2014 TAN, 1.00%, 6/25/15	125	125,227
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	160	160,640
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	190	190,446
Cold Spring Harbor Central School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	155	155,288
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	100	100,149
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	600	601,213
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	125	125,527
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	155	155,546
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	150	150,572
Southold Union Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	120	120,221

		2,095,135
North Carolina — 4.4%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	100,964
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	100	101,179

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	17

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 4/07/15 (a)	$2,000	$2,000,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 4/07/15 (a)(b)(c)	180	180,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.02%, 4/07/15 (a)	1,000	1,000,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	170	170,529
University of North Carolina System RB Series 2010 MB, 4.00%, 10/01/15	100	101,821

		3,654,493
Ohio — 6.1%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	600	601,010
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	500	503,265
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	100	101,847
Ohio GO (Common Schools Project) Series 2005B VRDN, 0.02%, 4/07/15 (a)	400	400,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	250	254,027
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/01/15 (a)	1,200	1,200,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 1994 MB, 6.12%, 10/01/15	300	308,569
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	110	111,789
Ohio Highway Capital Improvement GO Series 2007K MB, 5.00%, 5/01/15	100	100,412
Ohio RB (Garvee Project) Series 2010-3 MB, 4.00%, 12/15/15	355	364,131
Ohio University RB Series 2008 VRDN, 0.01%, 4/07/15 (a)	1,200	1,200,000

		5,145,050
Oklahoma — 0.2%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	175	176,647
Oregon — 0.7%
Portland GO (Sellwood Bridge Project) Series 2014 MB, 5.00%, 6/01/15	600	604,852
Pennsylvania — 10.4%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	100	100,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/07/15 (a)	5,210	5,210,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	650	650,000
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	50	50,582

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania GO Series 2008-1 MB, 5.00%, 5/15/15	$70	$70,397
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 4/07/15 (a)	370	370,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.02%, 4/07/15 (a)	400	400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 4/01/15 (a)	1,600	1,600,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 4/07/15 (a)(b)(c)	300	300,000

		8,750,979
Rhode Island — 0.7%
Cumberland GO Series 2014 MB, 1.25%, 6/11/15	120	120,222
East Providence GO Series 2014 MB, 1.50%, 7/30/15	440	441,520

		561,742
Tennessee — 0.3%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.06%, 4/07/15 (a)	215	215,000
Texas — 0.8%
Denton Independent School District GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 4/07/15 (a)	200	200,000
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	100	102,359
Houston Airport System Subordinate Lien RB Series 2011A AMT MB, 5.00%, 7/01/15	200	202,424
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.02%, 4/07/15 (a)	10	10,000
Transportation Commission State Highway Fund RB Series 2006A MB, 4.50%, 4/01/15	125	125,000

		639,783
Utah — 7.2%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.02%, 4/07/15 (a)	2,600	2,600,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/01/15 (a)	400	400,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.03%, 4/07/15 (a)(b)(c)	3,050	3,050,000

		6,050,000
Virginia — 3.9%
Fairfax County GO (Public Improvement Project) Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	345	353,324
Fairfax County GO (Public Improvement Project) Series 2009A MB (State Aid Withholding Insurance), 5.00%, 4/01/15	25	25,000

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.10%, 10/27/15 (a)	$900	$900,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 4/07/15 (a)	1,800	1,800,000
Virginia Beach Development Authority Facilities RB Series 2010B MB, 4.00%, 8/01/15	200	202,488

		3,280,812
Washington — 0.1%
Washington GO Series 1993R-93B MB, 5.70%, 10/01/15	105	107,804
Wisconsin — 6.0%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	500	502,154
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.08%, 10/27/15 (a)	555	555,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.09%, 5/01/15	4,000	4,000,000

		5,057,154
Total Municipal Bonds — 88.6%		74,410,534

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 5.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 4/07/15	$4,900	$4,900,000
New Jersey — 4.8%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 4/07/15	4,000	4,000,000
Ohio — 0.7%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 4/07/15	600	600,000
Total Closed-End Investment Companies — 11.3%		9,500,000
Total Investments (Cost — $83,910,534*) — 99.9%		83,910,534
Other Assets Less Liabilities — 0.1%		101,645

Net Assets — 100.0%		$84,012,179

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	19

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$83,910,534	—	$83,910,534

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $80,196 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments March 31, 2015	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 66.2%
Bloomfield Township GO Series 2015 BAN, 1.50%, 1/15/16	$370	$373,147
Branchburg Township GO Series 2014 MB, 1.25%, 10/08/15	800	803,731
Cape May County Municipal Utilities RB Series 2002A MB, 5.75%, 1/01/16	110	114,503
Cape May GO Series 2008 MB, 4.00%, 9/01/15	100	101,535
Delsea Regional School District GO Series 2015 MB, 2.00%, 8/01/15	240	241,453
East Hanover Township GO Series 2014 BAN:
1.00%, 8/20/15	200	200,514
1.00%, 11/24/15	600	602,715
Edison Township GO Series 2014 BAN, 1.00%, 8/28/15	200	200,504
Edison Township GO Series 2015 BAN, 1.00%, 2/12/16	400	402,073
Fort Lee GO Series 2014 MB, 1.25%, 11/25/15	380	382,097
Garden State Preservation Trust RB Series 2005A MB, 5.80%, 11/01/15	200	208,078
Gloucester County RB (Rowan University Project) Series 2015B MB, 1.50%, 7/01/15	215	215,451
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	100	100,358
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	100	100,237
Little Falls Township GO Series 2015B BAN, 1.00%, 1/06/16	100	100,417
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	100	100,194
Maplewood Township GO Series 2014 BAN, 1.00%, 7/02/15	300	300,414
Maplewood Township Series 2014 BAN, 1.00%, 9/18/15	400	401,187
Middle Township GO Series 2014 BAN, 1.00%, 11/12/15	600	601,802
Monmouth County Improvement Authority RB Series 2012 MB, 4.00%, 12/01/15	100	102,506
Monroe Township Board of Education GO Series 2011 MB, 4.00%, 9/15/15	50	50,838
Montville Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,604
Morris County GO Series 2012 MB, 3.00%, 2/01/16	500	512,125
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.02%, 4/07/15 (a)(b)(c)	500	500,000
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 4/01/15 (c)	800	800,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (c)	995	995,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 4/07/15 (c)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 4/07/15 (c)	705	705,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority RB Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 4/07/15 (c)	$300	$300,000
New Jersey Educational Facilities Authority RB Series 2007 VRDN (Wachovia Bank N.A. SBPA), 0.02%, 4/07/15 (c)	100	100,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.02%, 4/07/15 (a)(b)(c)	515	515,000
New Jersey Environmental Infrastructure Trust RB Series 2007 MB, 5.00%, 9/01/15	110	112,144
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 4/07/15 (c)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 4/07/15 (c)	900	900,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.01%, 4/07/15 (c)	4,435	4,435,000
New Jersey Higher Education Assistance Authority Student Loan RB RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 4/07/15 (b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.03%, 4/07/15 (c)	500	500,000
New Jersey RB PUTTERS Series 2014-4464 VRDN TRAN (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.04%, 4/01/15 (a)(b)(c)	3,060	3,060,000
New Jersey State Educational Facilities Authority RB (Princeton University Project) Municipal Trust Receipts Floaters Series 2014A-4741 VRDN (Bank of America N.A. SBPA), 0.02%, 4/07/15 (a)(b)(c)	665	665,000
Ocean County GO Series 2008B MB, 4.00%, 12/01/15	100	102,540
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	207	208,151
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15 (d)	500	501,847
River Vale Township GO Series 2014 MB, 1.00%, 8/14/15	300	300,753
Somerville GO Series 2015 BAN, 1.00%, 10/15/15	700	702,703
Union County Improvement Authority RB (Correctional Facilities Project) Series 2013 MB, 2.00%, 6/15/15	240	240,854
Woodbridge Township GO Series 2011 MB, 4.00%, 7/15/15	100	101,086
Total Municipal Bonds — 66.2%		24,961,561

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	21

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(c)	Par (000)	Value
New Jersey — 4.0%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 4/07/15	$1,500	$1,500,000

Value
Total Investments (Cost — $26,461,561*) — 70.2%	$26,461,561
Other Assets Less Liabilities — 29.8%	11,226,757

Net Assets — 100.0%	$37,688,318

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$26,461,561	—	$26,461,561

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $11,649,521 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments March 31, 2015	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 75.9%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	$100	$100,965
Buncombe County Metropolitan Sewerage District RB Series 2014 MB, 2.00%, 7/01/15	425	426,942
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	300	303,547
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.01%, 4/07/15 (a)	2,000	2,000,000
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 4/07/15 (a)	550	550,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/07/15 (a)	4,000	4,000,000
Charlotte Water & Sewer System RB Series 2005B MB, 5.00%, 6/01/15	375	378,015
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.04%, 4/07/15 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.15%, 4/07/15 (a)(b)(c)	8,600	8,600,000
Cumberland County COP (General Improvements Project) Series 2009B-1 MB, 5.00%, 12/01/15	125	128,882
Dare County Limited Obligation Revenue RB Series 2012C MB, 3.00%, 6/01/15	495	497,302
Durham COP Series 2009A MB, 4.00%, 6/01/15	650	654,098
Durham GO Series 2009 MB, 4.00%, 4/01/15	200	200,000
Durham RB Series 2013A MB, 4.00%, 10/01/15	155	157,902
Greensboro Combined Enterprise System Revenue RB Series 2009A MB, 4.00%, 6/01/15	200	201,282
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.04%, 4/07/15 (a)	1,000	1,000,000
Johnston County RB Series 2013 MB, 3.00%, 6/01/15	100	100,456
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.12%, 10/27/15 (a)	5,300	5,300,000
Mecklenburg County GO Series 2009A MB, 3.00%, 8/01/15	225	227,082
Moore County GO (Refunding & Improvement Project) Series 2009B MB, 2.50%, 6/01/15	100	100,368
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 4/07/15 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 4/07/15 (a)	700	700,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.06%, 4/07/15 (a)	$1,900	$1,900,000
North Carolina Capital Improvement Obligation Revenue RB (Annual Appropriation Project) Series 2009A MB, 5.00%, 5/01/15	145	145,569
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.01%, 4/07/15 (a)	1,195	1,195,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.02%, 4/07/15 (a)	700	700,000
North Carolina Limited Obligation Refunding Floater RB Series 2014RR II-14089 VRDN (Citibank N.A. SBPA), 0.03%, 4/07/15 (a)(b)(c)	1,800	1,800,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.03%, 4/01/15 (a)	435	435,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 4/07/15 (a)	1,300	1,300,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.01%, 4/07/15 (a)	3,800	3,800,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.02%, 4/07/15 (a)	1,400	1,400,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	200	200,621
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.12%, 10/27/15 (a)	600	600,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.02%, 4/07/15 (a)	1,480	1,480,000
University of North Carolina at Greensboro RB Series 2009A MB, 5.00%, 4/01/15	150	150,000
University of North Carolina at Greensboro RB Series 2012A MB, 5.00%, 4/01/15	840	840,000
Wake County GO Series 2010C MB, 5.00%, 3/01/16	175	182,627
Wake County Limited Obligation RB (Hammond Road Detention Center Project) Series 2009 MB, 5.00%, 6/01/15	370	372,915
Wilmington Water & Sewer Systems RB Series 2005 MB (AGM Insurance), 5.00%, 6/01/15	285	287,355
Total Investments (Cost — $46,660,928*) — 75.9%		46,660,928
Other Assets Less Liabilities — 24.1%		14,832,304

Net Assets — 100.0%		$61,493,232

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	23

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$46,660,928	—	$46,660,928

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $14,767,154 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments March 31, 2015	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 98.1%
Akron Income Tax RB Series 2012 MB, 3.00%, 12/01/15	$350	$356,076
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.03%, 4/01/15 (a)	6,500	6,500,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.02%, 4/07/15 (a)	1,900	1,900,000
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	230	230,387
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.02%, 4/07/15 (a)	1,380	1,380,000
Cincinnati City School District GO (Refunding - Classroom Construction & Improvement Project) Series 2006 MB, 5.00%, 12/01/15	775	799,749
Cincinnati City School District GO (School Improvement Project) Series 2010 MB, 4.00%, 6/01/15	100	100,636
Cincinnati Water & Sewer RB Series 2009A MB, 4.00%, 12/01/15	150	153,769
Cincinnati Water & Sewer RB Series 2011A MB, 3.00%, 12/01/15	300	305,541
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.03%, 4/07/15 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.03%, 4/07/15 (a)	3,985	3,985,000
Cleveland State University RB Series 2012 MB, 4.00%, 6/01/15	1,500	1,509,532
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.04%, 4/07/15 (a)	915	915,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2005 MB, 5.00%, 8/01/15	700	711,427
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 4/07/15 (a)	1,915	1,915,000
Columbus GO (Limited Tax Notes Project) Series 2013B MB, 4.00%, 8/15/15	350	355,012
Columbus GO (Various Purpose Project) Series 2013A MB, 5.00%, 8/15/15	1,425	1,450,993
Columbus GO Series 2005B MB, 5.00%, 6/15/15	500	504,992
Columbus GO Series 2005C MB, 5.00%, 7/15/15	350	354,884
Columbus GO Series 2013-1 MB, 5.00%, 7/01/15	1,000	1,012,193
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.03%, 4/07/15 (a)	1,285	1,285,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.03%, 4/07/15 (a)	770	770,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 4/07/15 (a)	3,750	3,750,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Columbus Regional Airport Authority RB Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.02%, 4/07/15 (a)	$5,540	$5,540,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.03%, 4/07/15 (a)(b)(c)	2,965	2,965,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 4/07/15 (a)(b)(c)	200	200,000
Columbus Sewerage System RB Series 2008B VRDN, 0.01%, 4/07/15 (a)	1,800	1,800,000
Cuyahoga Community College District RB Series 2009C MB, 4.00%, 2/01/16	100	103,005
Cuyahoga Falls GO (Various Purposes Project) Series 2014 BAN, 1.00%, 12/03/15	1,010	1,015,296
Deerfield Township GO Series 2014 BAN, 0.30%, 10/28/15	2,380	2,380,000
Franklin County Hospital Facilities RB (OhioHealth Corp. Project) Series 2013 MB, 4.00%, 5/15/15	335	336,506
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.01%, 4/07/15 (a)	6,845	6,845,000
Franklin County Hospital RB (Ohio Health-B- Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.02%, 4/07/15 (a)	2,320	2,320,000
Franklin County Hospital RB(Ohio Health-A- Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.02%, 4/07/15 (a)	4,000	4,000,000
Franklin County Hospital RB(Trinity Health Credit-A Project) Series 2005 MB, 5.00%, 6/01/15	505	508,971
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.04%, 4/07/15 (a)(b)(c)	420	420,000
Green GO (Street improvement Project) Series 2014A BAN, 1.00%, 7/30/15	400	400,921
Hamilton County GO Series 2006 MB, 4.00%, 12/01/15	100	102,444
Hamilton County Sewer System RB Series 2010 MB, 2.00%, 12/01/15	150	151,650
Independence GO Series 2014 BAN, 1.00%, 4/15/15	2,565	2,565,756
Kent State University General Receipts RB Series 2009 MB (AGM Insurance), 5.00%, 5/01/15	700	702,806
Kettering GO Series 2015 MB, 1.00%, 12/01/15	250	251,185
Lake County GO (County Building Improvement Project) Series 2005 MB, 5.00%, 6/01/15	300	302,436
Lake County GO (East End Service Project) Series 2014 BAN, 1.00%, 4/01/15	1,500	1,500,000
Lake Local School District GO Series 2015 MB, 1.00%, 12/01/15	410	411,767
Lakewood GO Series 2014 BAN, 1.00%, 4/10/15	2,000	2,000,368
Licking County GO (Various Purposes Project) Series 2003 BAN, 1.25%, 6/02/15	300	300,482

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	25

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Logan County GO Series 2015 BAN, 1.00%, 1/27/16	$1,535	$1,541,931
Loveland City School District GO Series 2005 TAN (AGM Insurance), 5.00%, 6/01/15	735	741,102
Marysville Exempted Village School District COP (School Facilities Project) Series 2005 MB, 5.25%, 6/01/15	2,095	2,112,959
Mason GO (Building Acquisition & Improvement Project) Series 2014 BAN, 1.25%, 12/15/15	2,030	2,044,734
Miami University RB Series 2005 MB (AMBAC Insurance), 5.00%, 9/01/15	125	127,412
Miami University RB Series 2011 MB, 2.00%, 9/01/15	150	151,077
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	800	805,225
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 4/01/15 (a)	3,200	3,200,000
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 4/01/15 (a)	2,700	2,700,000
Nelsonville-York City School District GO Series 2005 MB:
4.12%, 6/01/15	350	352,325
4.25%, 6/01/15	350	352,399
New Albany Community Authority Community Facilities RB Series 2012C MB, 3.00%, 10/01/15	100	101,323
Oakwood GO Series 2014 BAN, 1.12%, 9/24/15	1,030	1,033,835
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.02%, 4/07/15 (a)	7,900	7,900,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 4/07/15 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 4/07/15 (a)	3,400	3,400,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 4/07/15 (a)	600	600,000
Ohio Building Authority RB Series 2010C MB, 5.00%, 10/01/15	775	793,405
Ohio Building Authority RB (Administration Building Funding Project) Series 2009A MB, 4.00%, 10/01/15	100	101,873
Ohio Building Authority RB (Adult Correctional Building Funds-B Project) Series 2002 MB, 5.25%, 4/01/15	1,030	1,030,000
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	3,245	3,307,377
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB, 5.00%, 10/01/15	100	102,362
Ohio Building Authority RB (State Facilities Adult Correction-A Project) Series 2005 MB (AGM Insurance), 5.00%, 4/01/15	2,065	2,065,000
Ohio Building Authority RB Series 2007A MB (AGM Insurance), 5.00%, 4/01/15	100	100,000
Ohio Building Authority RB Series 2007B MB (AGM Insurance), 5.00%, 4/01/15	300	300,000
Ohio Development Assistance RB (Logistics & Distribution Program Project) Series 2009A MB, 5.00%, 10/01/15 (d)	1,150	1,177,688

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.01%, 4/07/15 (a)	$11,700	$11,700,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.02%, 4/07/15 (a)	4,900	4,900,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.05%, 4/07/15 (a)	7,100	7,100,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/07/15 (a)	500	500,000
Ohio Higher Education GO Series 2006B MB, 5.00%, 11/01/15	150	154,105
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/01/15 (a)	1,000	1,000,000
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2009 MB, 4.00%, 12/01/15	165	168,887
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2011A MB, 5.00%, 12/01/15	400	412,535
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.01%, 4/01/15 (a)	6,900	6,900,000
Ohio Higher Educational Facility RB (Higher Educational Facility - Oberlin College Project) Series 1999 MB, 5.25%, 10/01/15	1,340	1,373,559
Ohio Highway Capital Improvement GO Series 2007K MB, 5.00%, 5/01/15	45	45,177
Ohio Parks & Recreation Capital Facilities RB Series 2011A MB, 2.50%, 8/01/15	150	151,110
Ohio State University RB Series 2014B-2 VRDN, 0.02%, 4/07/15 (a)	5,000	5,000,000
Ohio University RB Series 2008 VRDN, 0.01%, 4/07/15 (a)	1,500	1,500,000
Ohio University RB Series 2010B MB, 5.00%, 12/01/15	195	201,191
Ohio Water Development Authority RB (Fresh Water Project) Series 2001B MB (AGM Insurance), 5.50%, 12/01/15	150	155,232
Ohio Water Development Authority RB (Fresh Water Project) Series 2009 MB, 5.00%, 6/01/15-12/01/15	225	229,717
Ohio Water Development Authority RB (Water Quality Project) Series 2009A MB, 3.00%, 6/01/15	100	100,462
Ohio Water Development Authority RB (Water Quality Project) Series 2009B MB, 3.00%, 6/01/15	150	150,703
Ohio Water Development Authority RB (Water Quality Project) Series 2011A MB, 5.00%, 6/01/15	200	201,620
Ohio Water Development Authority Water PCRB (Water Quality Loan Fund Project) MB, 5.00%, 6/01/15	4,965	5,006,350
Ohio Water Development Authority Water PCRB (Water Quality Project) Series 2009 MB:
4.00%, 6/01/15	130	130,832
2.50%, 12/01/15	200	202,960
Ohio Water Development Authority Water PCRB Series 2005 MB, 4.75%, 6/01/15	3,000	3,023,302
Ohio Water Development Authority Water Pollution RB Series 2009 MB, 5.25%, 6/01/15	700	706,115
Portage County GO Series 2006 MB, 5.25%, 12/01/15	115	118,755

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Seven Hills GO (Capital Improvement Project) Series 2014 BAN, 1.20%, 7/09/15	$520	$520,841
University of Cincinnati General Receipts RB Series 2005A MB, 5.00%, 6/01/15	500	504,001
University of Cincinnati General Receipts RB Series 2006A MB (AGM Insurance), 3.75%, 6/01/15	100	100,594
University of Cincinnati General Receipts RB Series 2011A MB, 5.00%, 6/01/15	300	302,359
Upper Arlington City School District GO Series 2005 MB (AGM Insurance), 5.00%, 6/01/15	620	625,056
Total Municipal Bonds — 98.1%		161,686,274

Closed-End Investment Companies (a)(b)	Par (000)	Value
Ohio — 1.4%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 4/07/15	$2,400	$2,400,000
Total Investments (Cost — $164,086,274*) — 99.5%		164,086,274
Other Assets Less Liabilities — 0.5%		742,868

Net Assets — 100.0%		$164,829,142

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Security is collateralized by Municipal or U.S. Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$164,086,274	—	$164,086,274

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $55,510 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	27

Schedule of Investments March 31, 2015	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.1%
Abington School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 5/15/15	$530	$531,100
Abington Township GO Series 2013 MB, 3.00%, 5/15/15	100	100,329
Adams County IDRB RB (Gettysburg College Project) Series 2010 MB, 5.00%, 8/15/15	200	203,510
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	10,770	10,770,000
Allegheny County Sanitary Authority RB Series 2011 MB, 5.00%, 6/01/15 (d)	2,885	2,907,936
Annville-Cleona School District GO Series 2015 MB (State Aid Withholding Insurance):
1.00%, 4/01/15	1,055	1,055,000
1.00%, 10/01/15	355	356,346
Baldwin Whitehall School District GO Series 2014 MB (State Aid Withholding Insurance), 0.20%, 5/15/15	765	765,000
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.01%, 4/01/15 (c)	2,625	2,625,000
Bensalem Township GO Series 2015 MB, 1.50%, 12/01/15 (d)	820	826,109
Berks County GO Series 2009A MB, 3.00%, 11/15/15	250	254,108
Berks County IDA GO (Fleetwood Business Center Project) Series 2005 VRDN, 0.04%, 4/07/15 (c)	2,345	2,345,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (c)	3,800	3,800,000
Bradford Area School District GO Series 2014 MB (State Aid Withholding Insurance), 3.00%, 9/01/15	280	283,142
Bucks County GO Series 2005 MB, 5.00%, 6/01/15	150	151,214
Bucks County GO Series 2008 MB, 5.00%, 5/01/15	920	923,796
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.01%, 4/07/15 (c)	800	800,000
Bucks County Water & Sewer Authority RB Series 2006 MB, 5.00%, 6/01/15	3,250	3,275,948
Bucks County Water & Sewer Authority RB Series 2010 MB, 5.00%, 12/01/15	135	139,213
Butler Area School District GO Series 2003B MB (State Aid Withholding Insurance), 5.25%, 9/15/15	940	961,298
Centennial School District Bucks County GO Series 2010B MB (State Aid Withholding Insurance), 4.00%, 12/15/15	200	205,103
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	6,485	6,485,000
Central Bucks School District GO Series 2005 MB (AGM Insurance), 5.00%, 5/15/15	100	100,567
Central Bucks School District GO Series 2007 MB (State Aid Withholding Insurance), 5.00%, 5/15/15	1,030	1,036,255

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Central York School District GO Series 20011 MB (State Aid Withholding Insurance), 3.00%, 6/01/15	$1,000	$1,004,719
Central York School District Go Series 2014 MB (State Aid Withholding Insurance), 4.00%, 11/01/15	1,270	1,297,837
Chartiers Valley School District GO Series 2015A MB (State Aid Withholding Insurance):
1.00%, 4/15/15	340	340,107
1.00%, 10/15/15	1,170	1,174,830
Chester County GO Series 2005 MB, 5.00%, 5/15/15	900	905,318
Chester County Health & Education Facilities Authority RB (Chester/Philadelphia — Junior High School Project) Series 2010A MB, 5.00%, 5/15/15	125	125,748
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 4/07/15 (c)	5,400	5,400,000
Chester County School Authority RB (School Intermediate Unit Project) Series 2014 MB, 1.00%, 4/01/15	2,190	2,190,000
Chester County School District GO Series 2009C MB, 4.00%, 7/15/15	200	202,225
Commonwealth of Pennsylvania GO Series 2011 MB, 5.00%, 11/15/15	200	205,917
Council Rock School District GO Series 2014C MB (State Aid Withholding Insurance), 3.00%, 11/15/15	565	574,074
Cumberland County GO Series 2014 MB, 2.00%, 5/01/15	770	771,228
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.02%, 4/07/15 (c)	5,850	5,850,000
Delaware County IDRB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.04%, 4/07/15 (c)	3,615	3,615,000
Delaware County IDRB (Covanta Energy Project) Series 2014 VRDN (Bank of America N.A. LOC), 0.04%, 4/07/15 (c)	2,960	2,960,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.03%, 4/07/15 (c)	2,600	2,600,000
Delaware County IDRB (United Parcel Service Project) Series 1985 VRDN, 0.03%, 4/01/15 (c)	1,200	1,200,000
Delaware County RB (Elwyn Inc. Project) Series 2005A MB, 5.00%, 6/01/15	500	504,035
Delaware County RB Series 2009A MB, 5.00%, 10/01/15	600	614,293
Delaware River Joint Toll Bridge Commission RB Series 2005 MB, 5.25%, 7/01/15	1,735	1,757,203
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.01%, 4/07/15 (c)	3,300	3,300,000
Delaware Valley School District GO Series 2014 MB, 0.25%, 11/01/15	615	615,000
Downingtown Area School District GO Series 2009AA MB (State Aid Withholding Insurance), 3.00%, 11/01/15	200	203,164
Downingtown Area School District GO Series 2011 MB (State Aid Withholding Insurance), 2.00%, 4/01/15	325	325,000

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Downingtown Area School District Series 2009 MB (State Aid Withholding Insurance), 5.00%, 11/01/15	$200	$205,484
Easttown Municipal Authority RB Series 2014 MB, 2.00%, 9/01/15	235	236,658
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.02%, 4/07/15 (c)	2,400	2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.02%, 4/07/15 (c)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.02%, 4/07/15 (c)	2,300	2,300,000
Erie County GO Series 2005B MB, 5.00%, 9/01/15	200	204,797
Franklin County GO Series 2014A MB, 2.00%, 4/01/15 (d)	395	395,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/07/15 (c)	990	990,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.01%, 4/01/15 (c)	2,800	2,800,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.02%, 4/01/15 (c)	5,100	5,100,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/01/15 (c)	500	500,000
Geisinger Authority RB Series 2011A-2 MB, 4.00%, 6/01/15	125	125,784
Great Valley School District GO Series 2006 MB (AGM and State Aid Withholding Insurance), 5.00%, 2/15/16	95	98,815
Great Valley School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 2/15/16	175	178,948
Hampden Township GO Series 2012 MB, 3.00%, 5/15/15	125	125,432
Haverford Township GO Series 2014 MB, 3.00%, 10/15/15	90	91,306
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.02%, 4/07/15 (c)	2,405	2,405,000
Hempfield School District GO Series 2011A MB (State Aid Withholding Insurance), 4.00%, 10/15/15	100	101,990
Lancaster County Hospital Authority RB (Health System Lancaster Project) Series 2012 MB, 5.00%, 7/01/15	1,145	1,158,903
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 4/01/15 (c)	500	500,000
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.04%, 4/07/15 (c)	2,975	2,975,000
Lehigh County GO Series 2011 MB, 5.00%, 11/15/15	100	102,890
Limerick Township GO Series 2015 MB, 2.00%, 6/15/15	585	587,237
Lower Merion School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 5/15/15	2,310	2,318,108
Monroeville Municipality GO Series 2010A MB, 5.00%, 6/01/15	150	151,179

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County GO Series 2009 MB, 5.00%, 12/01/15	$735	$758,067
Montgomery County GO Series 2010 MB, 4.00%, 10/01/15	460	468,498
Montgomery County Higher Education & Health Authority RB Series 2009A MB, 5.00%, 6/01/15	1,525	1,537,426
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.19%, 4/07/15 (c)	405	405,000
Muhlenberg School District GO Series 2012A MB (State Aid Withholding Insurance), 5.00%, 9/01/15	100	101,972
Muhlenberg School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 2/15/16	825	829,099
New Hope Solebury School District GO Series 2014 MB (State Aid Withholding Insurance), 1.00%, 9/01/15	2,120	2,126,770
New Hope-Solebury School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 5/15/15	260	260,559
North Londonderry Township GO Series 2015 MB, 1.00%, 9/01/15	545	546,741
North Penn Water Authority RB Series 2014 MB, 0.30%, 11/02/15	680	680,000
North Wales Water Authority RB Series 2010 MB, 3.00%, 11/01/15	275	279,249
Northampton Area School District GO Series 2013 MB (State Aid Withholding Insurance), 3.00%, 8/15/15	1,100	1,111,472
Northampton County GO Series 2013 MB, 2.00%, 8/15/15	400	402,670
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/07/15 (c)	1,060	1,060,000
Owen J Roberts School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 5/15/15	745	745,754
Oxford Area School District GO Series 2015 MB (State Aid Withholding Insurance), 1.50%, 2/01/16	300	302,575
Penn Manor School District GO Series 2013 MB (State Aid Withholding Insurance), 2.00%, 6/01/15	460	461,373
Pennsbury School District GO Series 2012 MB, 3.00%, 8/01/15	275	277,559
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 4/07/15 (a)(b)(c)	27,685	27,685,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/07/15 (c)	15,955	15,955,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (c)	550	550,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.04%, 4/07/15 (c)	8,500	8,500,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	29

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 4/07/15 (c)	$1,555	$1,555,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 4/07/15 (c)	3,500	3,500,000
Pennsylvania GO (First Lien Project) Series 2012 MB, 5.00%, 6/01/15	700	705,696
Pennsylvania GO (Second Lien Project) Series 2009 MB, 5.00%, 4/15/15	160	160,297
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	805	814,738
Pennsylvania GO Series 2008-1 MB, 5.00%, 5/15/15	350	352,048
Pennsylvania GO Series 2010A-3 MB, 5.00%, 7/15/15	1,065	1,079,945
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 4/07/15 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 4/07/15 (c)	385	385,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 4/07/15 (c)	22,930	22,930,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 4/07/15 (c)	1,400	1,400,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 4/07/15 (c)	12,840	12,840,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A) LOC), 0.02%, 4/07/15 (c)	3,010	3,010,000
Pennsylvania Higher Educational Facilities Authority RB (St. Josephs University Project) Series 2013B MB, 4.00%, 11/01/15	175	178,715
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2010 MB, 4.00%, 12/01/15	200	204,874
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/15	110	111,943
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2012 MB, 4.00%, 5/01/15	1,850	1,855,841
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.02%, 4/07/15 (c)	3,890	3,890,000
Pennsylvania Higher Educational Facilities Authority RB (Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/15	405	408,984
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2010A-1 MB, 5.00%, 4/01/15	500	500,000
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005A MB, 5.00%, 9/01/15	100	101,942
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005B MB, 5.25%, 9/01/15	150	153,114
Pennsylvania Higher Educational Facilities Authority RB Series 2006AE MB, 5.25%, 6/15/15	150	151,555

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB Series 2008AG MB, 5.00%, 6/15/15	$250	$252,485
Pennsylvania Hospital & Higher Educational Facilities Authority RB ( Chester/Philadelphia — Junior High School Project) Series 2010 MB, 4.00%, 5/15/15 (e)	200	200,898
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 4/07/15 (c)	23,900	23,900,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2009 MB, 5.00%, 6/15/15	100	100,973
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2010 MB, 5.00%, 6/15/15	415	419,082
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/15	400	407,580
Pennsylvania Turnpike Commission RB (Senior Lien Project) Series 2012A MB, 4.00%, 12/01/15	900	922,460
Pennsylvania Turnpike Commission RB Series 2014B-1 MB, 0.07%, 6/01/15	10,080	10,080,016
Pennsylvania Turnpike Commission RB Series 2014B-2 MB, 0.07%, 6/01/15	7,000	7,000,012
Pequea Valley School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 5/15/15	1,000	1,001,089
Perkiomen Valley School District GO Series 2015A MB (State Aid Withholding Insurance), 0.25%, 11/15/15	260	260,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.01%, 4/07/15 (c)	8,900	8,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.02%, 4/07/15 (c)	25,600	25,600,000
Philadelphia GO Series 2014A MB, 1.00%, 6/30/15	3,000	3,006,420
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 4/01/15 (c)	6,280	6,280,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 4/01/15 (c)	13,025	13,025,000
Philadelphia Water & Wastewater Revenue RB Series 2010A MB, 5.00%, 6/15/15	3,385	3,418,196
Phoenixville Area School District GO Series 2014 MB (State Aid Withholding Insurance), 0.20%, 5/15/15	140	140,000
Pottsgrove School District GO Series 2013 MB (State Aid Withholding Insurance), 2.00%, 8/15/15	110	110,718
Pottsgrove School District GO Series 2015A MB (State Aid Withholding Insurance), 0.40%, 8/15/15 (d)	580	580,000
Quaker Valley School District GO Series 2015 MB (State Aid Withholding Insurance):
0.25%, 4/01/15	170	170,000
0.30%, 10/01/15	1,645	1,645,000
Quakertown Community School District GO Series 2014A MB, 2.00%, 9/01/15	430	433,034
Radnor Township GO Series 2010 MB, 4.00%, 6/15/15	285	287,250

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Radnor Township School District GO Series 2014 MB, 1.00%, 4/01/15	$955	$955,000
Radnor Township School District GO Series 2015A MB (State Aid Withholding Insurance), 1.00%, 5/15/15	250	250,265
Schuylkill Valley School District GO Series 2014 MB, 1.00%, 4/01/15	545	545,000
South Western School District GO Series 2015 MB (State Aid Withholding Insurance):
1.00%, 5/15/15	785	785,424
1.00%, 11/15/15	1,665	1,671,277
Southern Lehigh School District GO Series 2010 MB (State Aid Withholding Insurance), 2.00%, 9/01/15	100	100,685
Spring Grove Area School District GO Series 2015B MB (State Aid Withholding Insurance):
1.00%, 4/01/15	50	50,000
1.00%, 10/01/15	750	752,882
Springfield Township School District GO Series 2010 MB (State Aid Withholding Insurance), 3.50%, 5/15/15	100	100,389
Spring-Ford Area School District GO Series 2010 MB, 4.00%, 4/01/15	150	150,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 4/07/15 (a)(b)(c)	4,000	4,000,000
Swarthmore Borough Authority RB Series 2013J MB, 4.00%, 9/15/15	205	208,463
Tredyffrin Township GO Series 2011 MB, 3.00%, 11/15/15	50	50,808
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2010 MB, 2.00%, 4/01/15	1,350	1,350,000
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/15	100	100,000
Unionville-Chadds Ford School District GO Series 2010A MB (State Aid Withholding Insurance), 4.00%, 6/01/15	100	100,630
Unionville-Chadds Ford School District GO Series 2012 MB, 2.00%, 6/01/15	170	170,518
University of Pittsburgh of The Commonwealth System of Higher Education RB Series 2009A MB, 3.50%, 9/15/15	100	101,422
University of Pittsburgh of The Commonwealth System of Higher Education RB (University Capital Project) Series 2009B MB, 5.00%, 9/15/15	125	127,685
University of Pittsburgh of The Commonwealth System of Higher Education RB Series 2009A MB, 5.00%, 9/15/15	350	357,419
University of Pittsburgh Series 07-B TECP:
0.05%, 5/18/15	4,950	4,950,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
0.06%, 6/01/15	$10,500	$10,500,000
Upper Merion Township GO Series 2009A MB, 3.00%, 9/01/15	100	101,120
Upper St. Clair Township School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 7/15/15	360	361,825
Warrington Township GO Series 2012A MB, 4.00%, 12/01/15	200	204,854
Warwick School District GO Sereis 2015 MB (State Aid Withholding Insurance), 1.50%, 2/15/16	1,940	1,958,628
West Chester Area School District GO Series 2006 MB, 4.00%, 4/15/15	400	400,575
Westmoreland County Municipal Authority RB Series 2005 MB, 5.25%, 8/15/15	200	203,798
Williamsport Municipal Water Authority RB Series 2010AA-1 MB, 3.00%, 1/01/16	585	596,415
Wilson School District GO Series 2013A MB (State Aid Withholding Insurance), 2.00%, 5/15/15	190	190,392
Wilson School District GO Series 2014A MB (State Aid Withholding Insurance), 2.00%, 6/01/15	1,865	1,870,774
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/07/15 (c)	910	910,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 4/07/15 (c)	780	780,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (c)	305	305,000
Total Municipal Bonds — 95.1%		372,175,140

Closed-End Investment Companies (a)(c)
Pennsylvania — 4.1%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 4/07/15	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 4/07/15	11,000	11,000,000
Total Closed-End Investment Companies — 4.1%		16,000,000
Total Investments (Cost — $388,175,140*) — 99.2%		388,175,140
Other Assets Less Liabilities — 0.8%		3,289,779

Net Assets — 100.0%		$391,464,919

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security.

(e)	Security is collateralized by Municipal or U.S. Treasury obligations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	31

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$388,175,140	—	$388,175,140

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $9,426,938 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2015

Schedule of Investments March 31, 2015	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 89.7%
Alexandria GO (Capital Improvement Project) Series 2011 MB, 5.00%, 7/15/15	$200	$202,827
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 4/01/15 (a)	300	300,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	515	515,000
Arlington Township GO Series 2009D MB, 4.00%, 8/01/15	270	273,357
Chesterfield County Water & Sewer RB Series 2009 MB, 2.50%, 11/01/15	100	101,299
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.03%, 4/07/15 (a)	600	600,000
Fairfax County Economic Development Authority RB (Six Public Facilities Project) Series 2010 MB, 4.00%, 4/01/15	200	200,000
Fairfax County GO (Public Improvement Project) Series 2009A MB (State Aid Withholding Insurance), 5.00%, 4/01/15	200	200,000
Fairfax County GO (Public Improvement Project) Series 2011A MB (State Aid Withholding Insurance), 5.00%, 4/01/15	275	275,000
Fairfax County GO Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	170	174,968
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.02%, 4/07/15 (a)	550	550,000
Fairfax County Sewer Revenue RB Series 2014 MB, 2.00%, 7/15/15	200	201,049
Hampton GO (Public Improvement Project) Series 2007 MB, 5.00%, 1/15/16	350	363,109
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.02%, 4/07/15 (a)	850	850,000
Loudoun County Economic Development Authority RB Series 2015 MB, 3.00%, 12/01/15	500	509,492
Loudoun County GO Series 2014A MB (State Aid Withholding Insurance), 3.00%, 12/01/15	200	203,744
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 4/07/15 (a)	850	850,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.10%, 4/07/15 (a)	70	70,000
Newport News GO (General Improvement and Water Project) Series 2012A MB, 3.00%, 7/15/15	200	201,645

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.02%, 4/01/15 (a)	$1,550	$1,550,000
Richmond IDA (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 5/15/15 (a)	220	220,000
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.04%, 4/07/15 (a)	275	275,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 4/07/15 (a)(b)(c)	400	400,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 4/07/15 (a)	300	300,000
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	1,000	1,001,498
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	700	702,805
Virginia Beach GO Series 2007C MB, 4.00%, 9/15/15	100	101,746
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 4/01/15 (a)	750	750,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.07%, 4/07/15 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 4/07/15 (a)(b)(c)	850	850,000
Virginia Public School Authority RB (School Finance Project) Series 2009C MB, 5.00%, 8/01/15	500	508,041
Virginia Public School Authority RB Series 2015 MB (State Aid Withholding Insurance), 3.00%, 8/01/15	215	217,039
Total Investments (Cost — $15,517,619*) — 89.7%		15,517,619
Other Assets Less Liabilities — 10.3%		1,783,623

Net Assets — 100.0%		$17,301,242

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	33

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,517,619	—	$15,517,619

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $1,746,110 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2015

Statements of Assets and Liabilities

March 31, 2015	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,292,985,968	$196,389,475	$83,910,534	$26,461,561
Repurchase agreements at value[2]	87,562,000	126,811,000	—	—
Cash	1,223	—	80,196	11,649,521
Investments sold receivable	—	2,523,666	—	—
Capital shares sold receivable	1,030,883	9,433	—	—
Interest receivable	262,048	85,804	176,610	42,374
Receivable from Manager	40,673	27,139	12,177	9,899
Prepaid expenses	64,302	30,230	27,989	11,001

Total assets	1,381,947,097	325,876,747	84,207,506	38,174,356

Liabilities
Investments purchased payable	—	12,511,455	100,556	423,602
Income dividends payable	55	9	3	214
Capital shares redeemed payable	1,743,341	584,782	—	—
Transfer agent fees payable	114,497	12,798	31,235	1,583
Investment advisory fees payable	200,394	—	—	—
Other affiliates payable	107,942	39,273	11,355	2,359
Officer’s and Trustees’ fees payable	14,101	5,243	3,325	3,008
Professional fees payable	24,990	28,211	30,538	42,082
Other accrued expenses payable	73,846	34,471	18,315	13,190

Total liabilities	2,279,166	13,216,242	195,327	486,038

Net Assets	$1,379,667,931	$312,660,505	$84,012,179	$37,688,318

Net Assets Consist of
Paid-in capital	$1,379,639,130	$312,656,422	$84,019,425	$37,688,594
Undistributed net investment income	—	—	25	—
Accumulated net realized gain (loss)	28,801	4,083	(7,271)	(276)

Net Assets	$1,379,667,931	$312,660,505	$84,012,179	$37,688,318

[1] Investments at cost	$1,292,985,968	$196,389,475	$83,910,534	$26,461,561
[2] Repurchase agreements at cost	$87,562,000	$126,811,000	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	35

Statements of Assets and Liabilities (continued)

March 31, 2015	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$786,625,832	$178,771,131	$57,228,987	$27,648,186

Shares outstanding[3]	786,638,162	178,806,567	57,209,772	27,623,591

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$428,032,852	$114,079,588	$25,939,717	$9,772,683

Shares outstanding[3]	428,039,521	114,102,206	25,931,026	9,763,990

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$137,380,545	$19,809,786	$843,475	$267,449

Shares outstanding[3]	137,382,730	19,813,826	843,192	267,210

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$1,060,217	—	—	—

Shares outstanding[3]	1,060,233	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$26,568,485	—	—	—

Shares outstanding[3]	26,568,912	—	—	—

Net asset value	$1.00	—	—	—

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2015

Statements of Assets and Liabilities (concluded)

March 31, 2015	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$46,660,928	$164,086,274	$388,175,140	$15,517,619
Cash	14,767,154	55,510	9,426,938	1,746,110
Interest receivable	87,862	718,921	721,397	62,731
Receivable from Manager	10,917	17,544	45,540	10,158
Prepaid expenses	9,829	13,457	10,367	9,763

Total assets	61,536,690	164,891,706	398,379,382	17,346,381

Liabilities
Investments purchased payable	—	—	6,819,230	—
Income dividends payable	304	1,053	2,570	100
Professional fees payable	28,785	27,142	31,650	31,451
Printing fees payable	2,296	2,264	3,933	2,110
Transfer agent fees payable	422	3,733	10,494	434
Other affiliates payable	413	13,718	25,905	668
Officer’s and Trustees’ fees payable	3,062	3,682	5,136	2,805
Investment advisory fees payable	—	—	38	—
Other accrued expenses payable	8,176	10,972	15,507	7,571

Total liabilities	43,458	62,564	6,914,463	45,139

Net Assets	$61,493,232	$164,829,142	$391,464,919	$17,301,242

Net Assets Consist of
Paid-in capital	$61,495,265	$164,829,142	$391,462,272	$17,301,960
Undistributed net investment loss	(4)	—	—	—
Accumulated net realized gain (loss)	(2,029)	—	2,647	(718)

Net Assets	$61,493,232	$164,829,142	$391,464,919	$17,301,242

Net Asset Value
Institutional
Net assets	$61,381,564	$159,910,160	$379,574,419	$17,301,242

Shares outstanding[2]	61,378,991	159,870,614	379,517,849	17,283,602

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$93,213	$4,882,984	$11,837,592	—

Shares outstanding[2]	93,209	4,881,776	11,835,828	—

Net asset value	$1.00	$1.00	$1.00	—

Investor A
Net assets	$18,455	$35,998	$52,908	—

Shares outstanding[2]	18,454	35,989	52,900	—

Net asset value	$1.00	$1.00	$1.00	—

[1] Investments at cost	$46,660,928	$164,086,274	$388,175,140	$15,517,619
[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	37

Statements of Operations

Year Ended March 31, 2015	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$3,449,278	$238,194	$146,702	$64,740

Expenses
Investment advisory	6,688,589	1,636,438	485,157	172,187
Transfer agent — class specific	1,494,763	358,422	131,608	35,472
Service and distribution — class specific	1,970,695	431,968	131,641	29,443
Administration	911,357	246,502	73,806	25,631
Administration — class specific	341,605	86,871	25,866	9,094
Registration	109,853	42,357	42,745	12,075
Custodian	65,493	41,477	9,225	3,322
Professional	61,600	40,799	40,221	47,035
Officer and Trustees	52,402	15,765	8,914	6,819
Accounting services	23,563	7,299	4,290	3,680
Printing	27,631	6,744	9,067	8,444
Miscellaneous	45,979	25,541	14,540	10,684

Total expenses	11,793,530	2,940,183	977,080	363,886
Less fees waived by Manager	(4,537,569)	(1,636,425)	(484,016)	(172,187)
Less service and distribution fees waived — class specific	(1,970,695)	(431,968)	(131,641)	(29,443)
Less administration fees waived	(92)	(180,018)	(39,751)	(25,280)
Less administration fees waived — class specific	(341,605)	(86,871)	(25,866)	(9,094)
Less transfer agent fees waived — class specific	(64,523)	(1,616)	(284)	(402)
Less transfer agent fees reimbursed — class specific	(1,430,240)	(356,806)	(131,324)	(35,070)
Less expenses reimbursed by Manager	(103)	(8,417)	(17,549)	(27,920)

Total expenses after fees waived and reimbursed	3,448,703	238,062	146,649	64,490

Net investment income	575	132	53	250

Realized Gain (Loss)
Net realized gain (loss) from investments	74,504	10,783	(74)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$75,079	$10,915	$(21)	$250

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2015

Statements of Operations (concluded)

Year Ended March 31, 2015	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$46,158	$80,524	$301,180	$17,407

Expenses
Investment advisory	217,775	466,752	1,476,183	80,663
Professional	46,115	36,966	43,242	35,076
Administration	32,360	64,566	215,238	12,095
Administration — class specific	11,493	23,812	77,225	4,270
Registration	10,487	13,075	24,115	11,398
Transfer agent — class specific	6,013	83,612	333,798	9,738
Printing	8,888	8,380	36,153	9,040
Officer and Trustees	7,172	8,583	14,772	6,331
Accounting services	3,811	5,241	7,939	3,412
Custodian	3,709	5,177	14,406	3,122
Service and distribution — class specific	466	19,280	33,094	—
Miscellaneous	7,101	8,841	11,425	6,329

Total expenses	355,390	744,285	2,287,590	181,474
Less fees waived by Manager	(217,667)	(466,752)	(1,469,049)	(80,663)
Less service and distribution fees waived — class specific	(466)	(19,280)	(33,094)	—
Less administration fees waived	(32,253)	(54,271)	(50,232)	(12,095)
Less administration fees waived — class specific	(11,493)	(23,812)	(77,225)	(4,270)
Less transfer agent fees waived — class specific	(289)	(154)	(483)	(108)
Less transfer agent fees reimbursed — class specific	(5,724)	(83,458)	(333,315)	(9,630)
Less expenses reimbursed by Manager	(41,656)	(17,110)	(25,554)	(57,408)

Total expenses after fees waived and reimbursed	45,842	79,448	298,638	17,300

Net investment income	316	1,076	2,542	107

Realized Gain (Loss)
Net realized gain (loss) from investments	7,740	1,855	5,725	(718)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,056	$2,931	$8,267	$(611)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	39

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$575	$580	$132	$161	$53	$52
Net realized gain (loss)	74,504	34,431	10,783	30,635	(74)	(2,660)

Net increase (decrease) in net assets resulting from operations	75,079	35,011	10,915	30,796	(21)	(2,608)

Distributions to Shareholders From[1]
Net investment income:
Institutional	(318)	(308)	(70)	(65)	(25)	(24)
Service	(154)	(137)	(55)	(88)	(22)	(28)
Investor A	(94)	(121)	(7)	(8)	—	—
Investor B	—	(1)	—	—	—	—
Investor C	(9)	(13)	—	—	—	—
Net realized gain:
Institutional	(32,076)	(20,725)	(6,574)	(21,166)	—	—
Service	(16,019)	(7,993)	(5,729)	(22,254)	—	—
Investor A	(8,962)	(6,289)	(859)	(3,167)	—	—
Investor B	(49)	(64)	—	—	—	—
Investor C	(804)	(727)	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(58,485)	(36,378)	(13,294)	(46,748)	(47)	(52)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(230,474,353)	166,552,594	(33,486,583)	(29,862,249)	(72,641,902)	(31,148,131)

Net Assets
Total increase (decrease) in net assets	(230,457,759)	166,551,227	(33,488,962)	(29,878,201)	(72,641,970)	(31,150,791)
Beginning of year	1,610,125,690	1,443,574,463	346,149,467	376,027,668	156,654,149	187,804,940

End of year	$1,379,667,931	$1,610,125,690	$312,660,505	$346,149,467	$84,012,179	$156,654,149

Undistributed net investment income, end of year	—	—	—	—	$25	$19

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2015

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$250	$17	$316	$21	$1,076	$23
Net realized gain	—	—	7,740	13,102	1,855	—

Net increase in net assets resulting from operations	250	17	8,056	13,123	2,931	23

Distributions to Shareholders From[1]
Net investment income:
Institutional	(182)	(9)	(319)	(21)	(1,043)	(20)
Service	(66)	(8)	(1)	—	(33)	(3)
Investor A	(2)	—	—	—	—	—
Net realized gain:
Institutional	(193)	—	—	—	(497)	—
Service	(90)	—	—	—	(16)	—
Investor A	(2)	—	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(535)	(17)	(320)	(21)	(1,589)	(23)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,058,693)	(3,869,528)	13,860,040	(12,529,598)	115,320,315	(12,103,661)

Net Assets
Total increase (decrease) in net assets	(7,058,978)	(3,869,528)	13,867,776	(12,516,496)	115,321,657	(12,103,661)
Beginning of year	44,747,296	48,616,824	47,625,456	60,141,952	49,507,485	61,611,146

End of year	$37,688,318	$44,747,296	$61,493,232	$47,625,456	$164,829,142	$49,507,485

Undistributed net investment loss, end of year	—	—	$(4)	—	—	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	41

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$2,542	$113	$107	$6
Net realized gain (loss)	5,725	262	(718)	1,820

Net increase (decrease) in net assets resulting from operations	8,267	375	(611)	1,826

Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,461)	(107)	(107)	(6)
Service	(81)	(6)	—	—
Net realized gain:
Institutional	(2,689)	—	(1,820)	—
Service	(140)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(5,371)	(113)	(1,927)	(6)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	101,413,489	(22,129,427)	1,758,062	838,254

Net Assets
Total increase (decrease) in net assets	101,416,385	(22,129,165)	1,755,524	840,074
Beginning of year	290,048,534	312,177,699	15,545,718	14,705,644

End of year	$391,464,919	$290,048,534	$17,301,242	$15,545,718

Undistributed net investment income, end of year	—	$56	—	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2015

Financial Highlights	BlackRock Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.62%	0.69%	0.70%	0.70%	0.71%	0.90%	0.96%	0.94%	0.94%	0.96%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.24%	0.30%	0.27%	0.36%	0.22%	0.24%	0.30%	0.27%	0.37%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$786,626	$857,062	$736,195	$790,645	$785,316	$428,033	$444,820	$380,303	$332,427	$391,617

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.93%	0.91%	0.91%	0.89%	0.91%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.24%	0.30%	0.27%	0.37%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$137,381	$280,222	$296,089	$299,205	$314,811

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	43

Financial Highlights	BlackRock Money Market Portfolio

	Investor B					Investor C
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.72%	1.73%	1.70%	1.71%	1.75%	1.59%	1.58%	1.60%	1.62%	1.68%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.24%	0.30%	0.27%	0.37%	0.22%	0.24%	0.30%	0.27%	0.38%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,060	$2,233	$4,577	$6,306	$7,207	$26,568	$25,788	$26,411	$29,185	$23,683

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2015

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%	0.74%	0.75%	0.74%	0.74%	0.92%	1.00%	0.97%	0.95%	0.95%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.07%	0.15%	0.09%	0.20%	0.07%	0.07%	0.15%	0.09%	0.20%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$178,771	$186,537	$170,058	$189,361	$133,623	$114,080	$138,672	$170,806	$99,022	$118,827

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.88%	0.93%	0.92%	0.89%	0.86%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.07%	0.15%	0.10%	0.20%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$19,810	$20,941	$35,163	$20,520	$104,971

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	45

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.77%	0.80%	0.79%	0.81%	0.80%	1.05%	1.04%	1.03%	1.06%	1.06%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.16%	0.22%	0.22%	0.39%	0.14%	0.15%	0.22%	0.20%	0.42%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$57,229	$60,317	$74,086	$78,590	$62,845	$25,940	$94,897	$111,132	$56,951	$34,991

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.05%	1.03%	0.99%	0.97%	0.94%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.16%	0.21%	0.25%	0.41%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$843	$1,440	$2,588	$715	$2,611

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2015

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.89%	0.85%	0.85%	0.85%	0.80%	1.08%	1.00%	1.00%	1.05%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.19%	0.26%	0.27%	0.39%	0.17%	0.18%	0.25%	0.28%	0.42%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$27,648	$31,153	$32,345	$41,966	$46,755	$9,773	$13,348	$16,025	$12,895	$15,935

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.23%	1.12%	1.32%	0.94%	0.90%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.19%	0.25%	0.38%	0.41%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$267	$247	$247	$122	$11,318

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	47

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.73%	0.71%	0.70%	0.76%	0.69%	1.13%	1.22%	1.10%	1.15%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.12%	0.19%	0.15%	0.29%	0.10%	0.12%	0.20%	0.19%	0.30%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$61,382	$47,467	$60,078	$44,159	$46,622	$93	$145	$30	$65	$138

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	2.99%	2.32%	1.35%	1.23%	1.10%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.20%	0.15%	0.30%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$18	$14	$34	$78	$90

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	MARCH 31, 2015

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	—	—	0.0000 [1]	0.0000 [1]	—	—	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	—	—	(0.0000)[3]	(0.0000)[3]	—	—	—	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.80%	0.79%	0.74%	0.74%	1.07%	1.06%	1.04%	1.04%	0.97%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.12%	0.21%	0.18%	0.37%	0.09%	0.12%	0.20%	0.19%	0.40%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$159,910	$40,208	$52,178	$59,034	$88,491	$4,883	$9,221	$9,428	$4,623	$4,156

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	—	—	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	—	—	—	(0.0000)[3]
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.21%	1.39%	4.70%	0.91%	0.88%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.10%	0.20%	0.26%	0.40%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$36	$79	$5	$5	$5,388

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	49

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional					Service March
	Year Ended March 31,					Year Ended March 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	—	0.0000 [1]	—	0.0000 [1]	—	—	0.0000 [1]	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	—	(0.0000)[3]	—	(0.0000)[3]	—	—	(0.0000)[3]	—
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.75%	0.72%	0.74%	0.73%	0.94%	0.99%	0.98%	0.96%	0.90%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.20%	0.19%	0.31%	0.09%	0.13%	0.19%	0.21%	0.31%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$379,574	$274,591	$294,800	$248,836	$287,394	$11,838	$15,395	$17,315	$16,333	$30,649

	Investor A
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	—	0.0000 [1]	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	—	(0.0000)[3]	—
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.31%	1.53%	1.34%	0.85%	0.84%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.22%	0.27%	0.31%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$53	$63	$63	$69	$17,434

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	MARCH 31, 2015

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Net realized gain (loss)	(0.0000)[2]	—	—	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0002
Distributions from:[3]
Net investment income	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0002)
Net realized gain	(0.0001)	—	—	—	(0.0000)[2]
Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	1.01%	1.08%	0.94%	0.85%	0.81%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.11%	0.20%	0.18%	0.29%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$17,301	$15,546	$14,706	$22,294	$28,370

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2015	51

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Money Market Portfolio	Money Market	Diversified
BlackRock U.S. Treasury Money Market Portfolio	U.S Treasury	Diversified
BlackRock Municipal Money Market Portfolio	Municipal	Diversified
BlackRock New Jersey Municipal Money Market Portfolio	New Jersey Municipal	Diversified
BlackRock North Carolina Municipal Money Market Portfolio	North Carolina Municipal	Diversified
BlackRock Ohio Municipal Money Market Portfolio	Ohio Municipal	Diversified
BlackRock Pennsylvania Municipal Money Market Portfolio	Pennsylvania Municipal	Diversified
BlackRock Virginia Municipal Money Market Portfolio	Virginia Municipal	Diversified

Each Fund offers multiple classes of shares. Information in this report pertains to the Institutional, Service, Investor A, Investor B and Investor C Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Certain classes bear expenses related to shareholder servicing and the distribution, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Service Shares	No	No	None
Investor A Shares	No	No1	None
Investor B Shares	No	No1	To Investor A Shares after approximately 7, 8 or 10 years
Investor C Shares	No	No1	None

[1]

Investor A, Investor B and Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A, Investor B, or Investor C shares, respectively, of a non-money market BlackRock Fund.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

52	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. The Funds, along with other registered investment companies advised by manager, may transfer uninvested cash into joint trading accounts which are then invested in one or more repurchase agreements. As of March 31, 2015, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.450%
$1 Billion — $2 Billion	0.400%
$2 Billion — $3 Billion	0.375%
Greater than $3 Billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the

BLACKROCK FUNDS	MARCH 31, 2015	53

Notes to Financial Statements (continued)

relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended March 31, 2015, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,021,862	$654,383	$16,678	$277,772	$1,970,695
U.S. Treasury	$377,154	$54,814	—	—	$431,968
Municipal	$129,019	$2,622	—	—	$131,641
New Jersey Municipal	$28,789	$654	—	—	$29,443
North Carolina Municipal	$428	$38	—	—	$466
Ohio Municipal	$19,158	$122	—	—	$19,280
Pennsylvania Municipal	$32,940	$154	—	—	$33,094

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2015, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$658,407	$425,914	$37,949	$1,122,270
U.S. Treasury	$214,484	$120,828	$3,694	$339,006
Municipal	$58,228	$54,908	—	$113,136
New Jersey Municipal	$29,284	$4,203	—	$33,487
North Carolina Municipal	$4,497	$194	—	$4,691
Ohio Municipal	$71,273	$9,532	—	$80,805
Pennsylvania Municipal	$318,653	$13,619	—	$332,272
Virginia Municipal	$8,384	—	—	$8,384

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$4,067	$1,873	$55,860	$229	$2,494	$64,523
U.S. Treasury	$385	$605	$626	—	—	$1,616
Municipal	$73	$71	$140	—	—	$284
New Jersey Municipal	$101	$193	$108	—	—	$402
North Carolina Municipal	$219	$4	$66	—	—	$289
Ohio Municipal	$76	$67	$11	—	—	$154
Pennsylvania Municipal	$423	$45	$15	—	—	$483
Virginia Municipal	$108	—	—	—	—	$108

54	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

For the year ended March 31, 2015, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$679,397	$434,592	$364,344	$3,047	$13,383	$1,494,763
U.S. Treasury	$226,987	$122,475	$8,960	—	—	$358,422
Municipal	$58,329	$71,850	$1,429	—	—	$131,608
New Jersey Municipal	$29,610	$5,354	$508	—	—	$35,472
North Carolina Municipal	$5,436	$272	$305	—	—	$6,013
Ohio Municipal	$71,392	$12,075	$145	—	—	$83,612
Pennsylvania Municipal	$319,543	$13,956	$299	—	—	$333,798
Virginia Municipal	$9,738	—	—	—	—	$9,738

Effective January 1, 2015, the Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, BNY Mellon Investment Servicing (U.S.) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million — $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the year ended March 31, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Money Market	$1,176,297
U.S. Treasury	$129,220
Municipal	$45,627
New Jersey Municipal	$9,094
North Carolina Municipal	$11,493
Ohio Municipal	$21,073
Pennsylvania Municipal	$220,769
Virginia Municipal	$4,270

For the year ended March 31, 2015, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$174,503	$96,845	$63,242	$403	$6,612	$341,605
U.S. Treasury	$45,420	$36,223	$5,228	—	—	$86,871
Municipal	$13,100	$12,515	$251	—	—	$25,866
New Jersey Municipal	$6,282	$2,750	$62	—	—	$9,094
North Carolina Municipal	$11,448	$41	$4	—	—	$11,493
Ohio Municipal	$21,947	$1,854	$11	—	—	$23,812
Pennsylvania Municipal	$74,082	$3,129	$14	—	—	$77,225
Virginia Municipal	$4,270	—	—	—	—	$4,270

BLACKROCK FUNDS	MARCH 31, 2015	55

Notes to Financial Statements (continued)

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.42%	0.41%	0.42%	0.39%
Service	0.72%	0.71%	0.72%	0.69%
Investor A	0.89%	0.88%	0.89%	0.96%
Investor B	1.49%	N/A	N/A	N/A
Investor C	1.49%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[2]
Investor A	0.87%	0.96%	0.99%	0.87%[2]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2015. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.

[2]	Fund currently active but no assets in share class.

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, administration fees waived — class specific, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$174,503	$96,845	$63,242	$403	$6,612	$341,605
U.S. Treasury	$45,420	$36,223	$5,228	—	—	$86,871
Municipal	$13,100	$12,515	$251	—	—	$25,866
New Jersey Municipal	$6,282	$2,750	$62	—	—	$9,094
North Carolina Municipal	$11,448	$41	$4	—	—	$11,493
Ohio Municipal	$21,947	$1,854	$11	—	—	$23,812
Pennsylvania Municipal	$74,082	$3,129	$14	—	—	$77,225
Virginia Municipal	$4,270	—	—	—	—	$4,270

Service and Distribution Fees Waived
		Service	Investor A	Investor B	Investor C	Total
Money Market		$1,021,862	$654,383	$16,678	$277,772	$1,970,695
U.S. Treasury		$377,154	$54,814	—	—	$431,968
Municipal		$129,019	$2,622	—	—	$131,641
New Jersey Municipal		$28,789	$654	—	—	$29,443
North Carolina Municipal		$428	$38	—	—	$466
Ohio Municipal		$19,158	$122	—	—	$19,280
Pennsylvania Municipal		$32,940	$154	—	—	$33,094

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$4,067	$1,873	$55,860	$229	$2,494	$64,523
U.S. Treasury	$385	$605	$626	—	—	$1,616
Municipal	$73	$71	$140	—	—	$284
New Jersey Municipal	$101	$193	$108	—	—	$402
North Carolina Municipal	$219	$4	$66	—	—	$289
Ohio Municipal	$76	$67	$11	—	—	$154
Pennsylvania Municipal	$423	$45	$15	—	—	$483
Virginia Municipal	$108	—	—	—	—	$108

56	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$675,330	$432,719	$308,484	$2,818	$10,889	$1,430,240
U.S. Treasury	$226,601	$121,870	$8,335	—	—	$356,806
Municipal	$58,256	$71,779	$1,289	—	—	$131,324
New Jersey Municipal	$29,509	$5,161	$400	—	—	$35,070
North Carolina Municipal	$5,217	$268	$239	—	—	$5,724
Ohio Municipal	$71,302	$12,020	$136	—	—	$83,458
Pennsylvania Municipal	$319,120	$13,911	$284	—	—	$333,315
Virginia Municipal	$9,630	—	—	—	—	$9,630

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On March 31, 2015, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2016	2017
Money Market
Fund Level	$1,592,907	$1,482,179
Institutional	$1,455,926	$853,900
U.S. Treasury
Fund Level	$697,279	$571,022
Institutional	$292,916	$272,406
Service	$19,553	—
Municipal
Fund Level	$274,627	$234,662
Institutional	$118,687	$71,429
Service	$1,086	$101
New Jersey Municipal
Fund Level	$156,098	$140,119
Institutional	$48,445	$35,892
North Carolina Municipal
Fund Level	$213,370	$191,763
Institutional	$21,869	$16,884
Service	$91	—
Investor A	$167	$281
Ohio Municipal
Fund Level	$164,661	$212,769
Institutional	$95,419	$93,313
Service	$96	—
Investor A	$64	$29
Pennsylvania Municipal
Fund Level	$446,223	$464,999
Institutional	$540,474	$393,625
Service	$9,857	—
Investor A	$130	$59
Virginia Municipal
Fund Level	$112,978	$113,230
Institutional	$16,295	$14,008

BLACKROCK FUNDS	MARCH 31, 2015	57

Notes to Financial Statements (continued)

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2015:

Money Market
Fund Level	$1,526,406
Institutional	$1,278,930
U.S. Treasury
Fund Level	$545,200
Institutional	$322,218
Municipal
Fund Level	$257,120
Institutional	$125,331
Service	$1,278
New Jersey Municipal
Fund Level	$143,457
Institutional	$66,447
Investor A	$20
North Carolina Municipal
Fund Level	$194,140
Institutional	$21,280
Service	$21
Investor A	$10
Ohio Municipal
Fund Level	$152,066
Institutional	$86,119
Service	$151
Investor A	$172
Pennsylvania Municipal
Fund Level	$412,054
Institutional	$434,582
Service	$5,242
Investor A	$26
Virginia Municipal
Fund Level	$102,572
Institutional	$18,410

For the year ended March 31, 2015, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$5,439	$1,349	$6,968

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended March 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Money Market	$13,000,367	$41,015,281
Municipal	$74,426,286	$76,917,176
New Jersey Municipal	$6,735,578	$7,275,172
North Carolina Municipal	$15,500,294	$14,565,757
Ohio Municipal	$34,995,684	$14,820,131
Pennsylvania Municipal	$185,115,484	$109,302,171
Virginia Municipal	$16,150,160	$17,600,457

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

58	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of March 31, 2015, the following permanent differences attributable to the expiration of capital loss carryforwards and the reclassification of distributions were reclassified to the following accounts:

	Municipal	New Jersey Municipal	Ohio Municipal	Pennsylvania Municipal
Paid-in capital	$(379)	$(9)	$(78)	$(28)
Undistributed net investment income	—	—	—	$(56)
Accumulated net realized gain	$379	$9	$78	$84

The tax character of distributions paid was as follows:

	Tax-Exempt Income[1]	Ordinary Income[2]	Long-Term Capital Gain	Total
Money Market
3/31/15	—	$55,268	$3,217	$58,485
3/31/14	—	$36,378	—	$36,378
U.S. Treasury
3/31/15	—	$13,294	—	$13,294
3/31/14	—	$46,748	—	$46,748
Municipal
3/31/15	$47	—	—	$47
3/31/14	$52	—	—	$52
New Jersey Municipal
3/31/15	$250	$276	—	$526
3/31/14	$17	—	—	$17
North Carolina Municipal
3/31/15	$316	—	—	$316
3/31/14	$21	—	—	$21
Ohio Municipal
3/31/15	$1,076	—	$435	$1,511
3/31/14	$24	—	—	$24
Pennsylvania Municipal
3/31/15	$2,598	$2,745	—	$5,343
3/31/14	$113	—	—	$113
Virginia Municipal
3/31/15	$107	$1,820	—	$1,927
3/31/14	$6	—	—	$6

[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2015, as exempt-interest dividends.

[2]

Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary distributions are comprised of qualified short-term capital gain dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal	North Carolina Municipal	Pennsylvania Municipal	Virginia Municipal
Undistributed tax-exempt income	—	—	$25	—	—	—	—
Undistributed ordinary income	$28,441	$4,083	—	—	—	$361	—
Undistributed long-term capital gains	360	—	—	—	—	$2,286	—
Capital loss carryforwards	—	—	(7,271)	—	$(2,033)	—	$(718)
Qualified late-year losses[3]	—	—	—	$(276)	—	—	—

Total	$28,801	$4,083	$(7,246)	$(276)	$(2,033)	$2,647	$(718)

[3]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, there were no significant differences between the book and tax components of net assets.

BLACKROCK FUNDS	MARCH 31, 2015	59

Notes to Financial Statements (continued)

During the year ended March 31, 2015, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal
$7,740	$1,420	$333

As of March 31, 2015, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates at follows:

Expires	Municipal	North Carolina Municipal	Virginia Municipal
2017	$4,110	$2,033	—
No expiration date[4]	3,161	—	$718
Total	$7,271	$2,033	$718

[4]	Must be utilized prior to losses subject to expiration.

6. Principal Risks:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. Each Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate their strategy to implement the new regulations.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

60	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2015	2014
Institutional
Shares sold	1,072,230,990	1,329,089,005
Shares issued in reinvestment of distributions	20,449	13,537
Shares redeemed	(1,142,697,617)	(1,208,233,586)

Net increase (decrease)	(70,446,178)	120,868,956

Service
Shares sold	1,736,947,665	1,474,561,392
Shares issued in reinvestment of distributions	142	74
Shares redeemed	(1,753,739,288)	(1,410,043,734)

Net increase (decrease)	(16,791,481)	64,517,732

Investor A
Shares sold and automatic conversion of shares	337,091,138	379,584,032
Shares issued in reinvestment of distributions	8,972	6,350
Shares redeemed	(479,946,596)	(395,458,110)

Net decrease	(142,846,486)	(15,867,728)

Investor B
Shares sold	398,849	786,198
Shares issued in reinvestment of distributions	49	64
Shares redeemed and automatic conversion of shares	(1,569,381)	(3,129,503)

Net decrease	(1,170,483)	(2,343,241)

Investor C
Shares sold	65,105,952	65,705,708
Shares issued in reinvestment of distributions	801	725
Shares redeemed	(64,326,478)	(66,329,558)

Net increase (decrease)	780,275	(623,125)

Total Net Increase (Decrease)	(230,474,353)	166,552,594

U.S. Treasury
Institutional
Shares sold	595,396,960	447,623,594
Shares issued in reinvestment of distributions	84	380
Shares redeemed	(603,159,373)	(431,133,261)

Net increase (decrease)	(7,762,329)	16,490,713

Service
Shares sold	365,620,406	456,484,875
Shares issued in reinvestment of distributions	3	987
Shares redeemed	(390,214,083)	(488,615,739)

Net decrease	(24,593,674)	(32,129,877)

BLACKROCK FUNDS	MARCH 31, 2015	61

Notes to Financial Statements (continued)

	Year Ended March 31,
U.S. Treasury (concluded)	2015	2014
Investor A
Shares sold	25,916,602	43,039,628
Shares issued in reinvestment of distributions	857	3,160
Shares redeemed	(27,048,039)	(57,265,873)

Net decrease	(1,130,580)	(14,223,085)

Total Net Decrease	(33,486,583)	(29,862,249)

Municipal
Institutional
Shares sold	81,559,017	79,649,583
Shares redeemed	(84,655,835)	(93,416,313)

Net decrease	(3,096,818)	(13,766,730)

Service
Shares sold	92,941,767	170,872,827
Shares redeemed	(161,890,553)	(187,106,257)

Net decrease	(68,948,786)	(16,233,430)

Investor A
Shares sold	143,617	844,191
Shares redeemed	(739,915)	(1,992,162)

Net decrease	(596,298)	(1,147,971)

Total Net Decrease	(72,641,902)	(31,148,131)

New Jersey Municipal
Institutional
Shares sold	58,325,719	49,922,045
Shares redeemed	(61,831,292)	(51,115,345)

Net decrease	(3,505,573)	(1,193,300)

Service
Shares sold	11,361,170	44,329,762
Shares issued in reinvestment of distributions	57	—
Shares redeemed	(14,934,866)	(47,005,910)

Net decrease	(3,573,639)	(2,676,148)

Investor A
Shares sold	28,910	1,735
Shares issued in reinvestment of distributions	2	—
Shares redeemed	(8,393)	(1,815)

Net increase (decrease)	20,519	(80)

Total Net Decrease	(7,058,693)	(3,869,528)

North Carolina Municipal
Institutional
Shares sold	158,727,932	171,036,848
Shares redeemed	(144,820,934)	(183,661,008)

Net increase (decrease)	13,906,998	(12,624,160)

62	BLACKROCK FUNDS	MARCH 31, 2015

Notes to Financial Statements (continued)

	Year Ended March 31,
North Carolina Municipal (concluded)	2015	2014
Service
Shares sold	802,229	899,823
Shares redeemed	(853,767)	(784,801)

Net increase (decrease)	(51,538)	115,022

Investor A
Shares sold	24,600	12,126
Shares redeemed	(20,020)	(32,586)

Net increase (decrease)	4,580	(20,460)

Total Net Increase (Decrease)	13,860,040	(12,529,598)

Ohio Municipal
Institutional
Shares sold	234,536,144	82,809,570
Shares redeemed	(114,841,765)	(94,777,750)

Net increase (decrease)	119,694,379	(11,968,180)

Service
Shares sold	5,702,972	6,065,264
Shares redeemed	(10,034,418)	(6,274,463)

Net decrease	(4,331,446)	(209,199)

Investor A
Shares sold	—	125,933
Shares redeemed	(42,618)	(52,215)

Net increase (decrease)	(42,618)	73,718

Total Net Increase (Decrease)	115,320,315	(12,103,661)

Pennsylvania Municipal
Institutional
Shares sold	572,292,279	424,054,468
Shares issued in reinvestment of distributions	8	—
Shares redeemed	(467,312,905)	(444,263,759)

Net increase (decrease)	104,979,382	(20,209,291)

Service
Shares sold	21,201,668	22,705,225
Shares redeemed	(24,757,698)	(24,625,480)

Net decrease	(3,556,030)	(1,920,255)

Investor A
Shares sold	—	2,500
Shares issued in reinvestment of distributions	1	—
Shares redeemed	(9,864)	(2,381)

Net increase (decrease)	(9,863)	119

Total Net Increase (Decrease)	101,413,489	(22,129,427)

BLACKROCK FUNDS	MARCH 31, 2015	63

Notes to Financial Statements (concluded)

	Year Ended March 31,
Virginia Municipal	2015	2014
Institutional
Shares sold	61,431,443	59,048,646
Shares redeemed	(59,673,381)	(58,210,392)

Net increase	1,758,062	838,254

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK FUNDS	MARCH 31, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio (collectively, the “Funds”), including the schedule of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we perform other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 22, 2015

Important Tax Information (Unaudited)

During the fiscal year ended March 31, 2015, the following information is provided with respect to the ordinary income distributions paid by the Funds: March 31, 2015:

		Money Market	U.S. Treasury
Federal Obligation Interest[1]
Months Paid:	April 2014 - March 2015	0.25%	0.58%

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]
Months Paid:	April 2014 - December 2014	99.94%	100.00%
	January 2015 - March 2015	100.00%	100.00%

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the BlackRock Money Market Portfolio distributed long-term capital gains of $0.000002000 per share to shareholders of record on December 2, 2014.

BLACKROCK FUNDS	MARCH 31, 2015	65

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 152 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 152 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 152 Portfolios	None
Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011	109 RICs consisting of 232 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 152 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; President London Center for Policy Research since 2012;John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 152 Portfolios	None
Ian A. MacKinnon 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 152 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 152 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013 ; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 152 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 152 Portfolios	None
Toby Rosenblatt 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 152 Portfolios	None

66	BLACKROCK FUNDS	MARCH 31, 2015

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 155 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005-2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None

[1]  The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]  Independent Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]  Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustee[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	109 RICs consisting of 232 Portfolios	None
3 Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Trust based on her position with BlackRock, Inc. and its affiliates.

BLACKROCK FUNDS	MARCH 31, 2015	67

Officers and Trustees (concluded)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Head of Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock, Inc. since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock,Inc, since 2014; Director of BlackRock, Inc. from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055 [2] Officers of the Trust serve at the pleasure of the Board.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trust and Ronald W. Forbes resigned as a Trustee of the Trust and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

68	BLACKROCK FUNDS	MARCH 31, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com

2)	Select Access Your Account

3)	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

BLACKROCK FUNDS	MARCH 31, 2015	69

Additional Information (concluded)

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	BLACKROCK FUNDS	MARCH 31, 2015

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded by or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/15-AR

Item 2 –  Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –   Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$19,113	$19,113	$0	$0	$9,792	$9,600	$0	$0
BlackRock Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,812	$10,600	$0	$0
BlackRock New Jersey Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,812	$10,600	$0	$0
BlackRock North Carolina Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,812	$10,600	$0	$0
BlackRock Ohio Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,812	$10,600	$0	$0
BlackRock Pennsylvania Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,812	$10,600	$0	$0
BlackRock U.S. Treasury Money Market Portfolio	$17,063	$17,063	$0	$0	$9,792	$9,600	$0	$0
BlackRock Virginia Municipal Money Market Portfolio	$16,363	$16,363	$0	$0	$10,812	$10,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,792	$9,600
BlackRock Municipal Money Market Portfolio	$10,812	$10,600
BlackRock New Jersey Municipal Money Market Portfolio	$10,812	$10,600
BlackRock North Carolina Municipal Money Market Portfolio	$10,812	$10,600
BlackRock Ohio Municipal Money Market Portfolio	$10,812	$10,600
BlackRock Pennsylvania Municipal Money Market Portfolio	$10,812	$10,600
BlackRock U.S. Treasury Money Market Portfolio	$9,792	$9,600
BlackRock Virginia Municipal Money Market Portfolio	$10,812	$10,600

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: June 2, 2015